Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.
(a)
........................ 239,831 $ 16,497,975
AerSale Corp.
(a)
...................... 288,382 1,733,176
Astronics Corp.
(a)
..................... 22,996 769,906
Ducommun, Inc.
(a)
.................... 123,997 10,245,872
Intuitive Machines, Inc. , Class A
(a) (b)
......... 927,100 10,077,577
Mercury Systems, Inc.
(a) (b)
............... 358,370 19,301,808
National Presto Industries, Inc. ............ 46,989 4,603,042
Park Aerospace Corp. .................. 91,481 1,351,174
Satellogic, Inc. , Class A
(a) (b)
.............. 130,148 471,136
Triumph Group, Inc.
(a)
.................. 408,023 10,506,592
V2X, Inc.
(a)
......................... 140,905 6,840,938
82,399,196
Air Freight & Logistics — 0.2%
Forward Air Corp.
(a) (b)
.................. 125,065 3,069,095
Hub Group, Inc. , Class A ................ 533,263 17,826,982
Radiant Logistics, Inc.
(a)
................ 311,960 1,896,717
22,792,794
Automobile Components — 1.5%
Adient plc
(a)
......................... 748,740 14,570,480
American Axle & Manufacturing Holdings, Inc.
(a) (b)
1,025,341 4,183,391
Cooper-Standard Holdings, Inc.
(a)
.......... 152,580 3,280,470
Dana, Inc. .......................... 1,184,075 20,306,886
Fox Factory Holding Corp.
(a)
.............. 280,110 7,266,053
Garrett Motion, Inc. ................... 1,129,102 11,866,862
Gentherm, Inc.
(a)
..................... 270,916 7,664,214
Goodyear Tire & Rubber Co. (The)
(a)
........ 2,333,157 24,194,838
Holley, Inc.
(a) (b)
....................... 529,492 1,058,984
LCI Industries ....................... 197,132 17,976,467
Luminar Technologies, Inc. , Class A
(a) (b)
...... 215,509 618,511
Motorcar Parts of America, Inc.
(a) (b)
......... 162,240 1,817,088
Phinia, Inc. ......................... 353,075 15,708,307
Solid Power, Inc. , Class A
(a) (b)
............. 1,174,459 2,572,065
Standard Motor Products, Inc. ............ 188,607 5,794,007
Stoneridge, Inc.
(a)
..................... 36,687 258,277
Strattec Security Corp.
(a)
................ 27,784 1,728,443
Visteon Corp.
(a)
...................... 245,523 22,907,296
163,772,639
Automobiles — 0.1%
Faraday Future Intelligent Electric, Inc.
(a) (b)
.... 791,298 1,329,381
Winnebago Industries, Inc. .............. 246,780 7,156,620
8,486,001
Banks — 18.7%
1st Source Corp. ..................... 171,347 10,635,508
ACNB Corp. ........................ 91,504 3,920,031
Amalgamated Financial Corp. ............ 208,260 6,497,712
Amerant Bancorp, Inc. , Class A ........... 195,917 3,571,567
Ameris Bancorp ...................... 590,585 38,210,850
Ames National Corp. .................. 81,206 1,446,279
Arrow Financial Corp. .................. 144,181 3,809,262
Associated Banc-Corp. ................. 1,485,154 36,222,906
Atlantic Union Bankshares Corp. .......... 1,260,179 39,418,399
Axos Financial, Inc.
(a)
.................. 403,685 30,696,207
Banc of California, Inc. ................. 1,152,885 16,198,034
BancFirst Corp. ...................... 15,440 1,908,693
Bank First Corp. ..................... 68,356 8,042,083
Bank of Hawaii Corp. .................. 78,401 5,294,420
Bank of Marin Bancorp ................. 139,810 3,193,260
Bank of NT Butterfield & Son Ltd. (The) ...... 389,622 17,252,462
Bank7 Corp. ........................ 35,888 1,501,195
BankFinancial Corp. ................... 99,191 1,147,640
BankUnited, Inc. ..................... 679,286 24,175,789
Security
Shares
Shares Value
Banks (continued)
Bankwell Financial Group, Inc. ............ 58,723 $ 2,115,790
Banner Corp. ....................... 304,126 19,509,683
Bar Harbor Bankshares ................ 133,345 3,995,016
BayCom Corp. ...................... 95,999 2,660,132
BCB Bancorp, Inc. .................... 131,975 1,111,230
Berkshire Hills Bancorp, Inc. ............. 394,598 9,880,734
Blue Foundry Bancorp
(a) (b)
............... 181,390 1,735,902
Blue Ridge Bankshares, Inc.
(a) (b)
........... 571,137 2,050,382
Bridgewater Bancshares, Inc.
(a)
........... 97,955 1,558,464
Brookline Bancorp, Inc. ................. 774,920 8,175,406
Burke & Herbert Financial Services Corp. .... 120,675 7,207,918
Business First Bancshares, Inc. ........... 253,216 6,241,774
BV Financial, Inc.
(a)
................... 77,017 1,172,969
Byline Bancorp, Inc. ................... 242,613 6,485,046
C&F Financial Corp. ................... 27,131 1,674,797
Cadence Bank ...................... 1,549,860 49,564,523
California Bancorp
(a)
................... 169,876 2,677,246
Camden National Corp. ................ 150,958 6,125,876
Capital Bancorp, Inc. .................. 83,030 2,788,147
Capital City Bank Group, Inc. ............. 124,603 4,903,128
Capitol Federal Financial, Inc. ............ 1,090,248 6,650,513
Carter Bankshares, Inc.
(a) (b)
.............. 168,172 2,916,102
Cathay General Bancorp ................ 612,111 27,869,414
CB Financial Services, Inc. .............. 41,457 1,181,525
Central Pacific Financial Corp. ............ 234,828 6,582,229
CF Bankshares, Inc. ................... 34,164 818,911
Chain Bridge Bancorp, Inc. , Class A
(a)
....... 20,805 536,145
Chemung Financial Corp. ............... 37,028 1,794,747
ChoiceOne Financial Services, Inc. ......... 127,199 3,650,611
Citizens & Northern Corp. ............... 132,672 2,512,808
Citizens Community Bancorp, Inc. ......... 85,303 1,177,181
Citizens Financial Services, Inc. ........... 38,159 2,240,696
City Holding Co. ..................... 46,430 5,683,961
Civista Bancshares, Inc. ................ 135,509 3,143,809
CNB Financial Corp. ................... 186,839 4,271,140
Colony Bankcorp, Inc. ................. 149,091 2,455,529
Columbia Financial, Inc.
(a) (b)
.............. 224,491 3,257,364
Community Financial System, Inc. ......... 365,060 20,760,962
Community Trust Bancorp, Inc. ........... 141,990 7,514,111
Community West Bancshares ............ 121,972 2,379,674
ConnectOne Bancorp, Inc. .............. 319,488 7,399,342
Customers Bancorp, Inc.
(a)
............... 242,383 14,237,577
CVB Financial Corp. ................... 1,179,989 23,351,982
Dime Community Bancshares, Inc. ......... 290,628 7,829,518
Eagle Bancorp Montana, Inc. ............. 65,850 1,097,720
Eagle Bancorp, Inc. ................... 211,590 4,121,773
Eagle Financial Services, Inc. ............ 38,765 1,186,984
Eastern Bankshares, Inc. ............... 1,756,417 26,820,488
ECB Bancorp, Inc.
(a)
................... 68,409 1,056,235
Enterprise Bancorp, Inc. ................ 87,451 3,466,558
Enterprise Financial Services Corp. ........ 328,232 18,085,583
Equity Bancshares, Inc. , Class A .......... 144,317 5,888,134
ESSA Bancorp, Inc. ................... 78,823 1,529,166
Farmers & Merchants Bancorp, Inc. ........ 114,544 2,895,672
Farmers National Banc Corp. ............. 329,738 4,547,087
FB Bancorp, Inc.
(a)
.................... 158,553 1,783,721
FB Financial Corp. .................... 317,048 14,362,274
Fidelity D&D Bancorp, Inc. ............... 42,915 1,974,090
Financial Institutions, Inc. ............... 177,262 4,552,088
Finward Bancorp
(b)
.................... 30,513 842,769
Finwise Bancorp
(a) (b)
................... 29,070 436,341
First Bancorp ....................... 1,011,264 29,415,620
First Bancorp, Inc. (The) ................ 95,768 2,433,465
First Bank .......................... 186,334 2,882,587
First Busey Corp. ..................... 766,236 17,535,311

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Business Financial Services, Inc. ....... 66,130 $ 3,350,146
First Capital, Inc. ..................... 28,137 1,161,777
First Commonwealth Financial Corp. ........ 900,878 14,621,250
First Community Bankshares, Inc. ......... 138,903 5,440,831
First Community Corp.
(b)
................ 50,095 1,221,316
First Financial Bancorp ................. 850,976 20,644,678
First Financial Corp. ................... 88,670 4,805,027
First Foundation, Inc.
(a) (b)
................ 564,560 2,879,256
First Internet Bancorp .................. 35,667 959,442
First Interstate BancSystem, Inc. , Class A .... 786,997 22,681,254
First Merchants Corp. .................. 493,345 18,895,114
First Mid Bancshares, Inc. ............... 184,217 6,906,295
First National Corp. ................... 65,431 1,273,942
First Savings Financial Group, Inc. ......... 49,260 1,233,470
First United Corp. .................... 53,528 1,659,903
First Western Financial, Inc.
(a)
............ 52,640 1,187,558
Firstsun Capital Bancorp
(a) (b)
.............. 112,067 3,894,328
Five Star Bancorp .................... 48,869 1,394,721
Flagstar Financial, Inc. ................. 2,712,744 28,755,086
Flushing Financial Corp. ................ 286,727 3,406,317
Franklin Financial Services Corp. .......... 37,269 1,290,439
FS Bancorp, Inc. ..................... 58,875 2,318,498
Fulton Financial Corp. .................. 1,643,524 29,649,173
FVCBankcorp, Inc.
(a)
................... 145,474 1,716,593
GBank Financial Holdings, Inc.
(a)
.......... 69,866 2,473,955
German American Bancorp, Inc. ........... 322,511 12,419,899
Glacier Bancorp, Inc. .................. 812,465 35,000,992
Great Southern Bancorp, Inc. ............. 76,115 4,474,040
Greene County Bancorp, Inc. ............. 25,004 555,589
Guaranty Bancshares, Inc. .............. 71,166 3,020,285
Hancock Whitney Corp. ................ 768,746 44,126,020
Hanmi Financial Corp. ................. 268,224 6,619,768
Hanover Bancorp, Inc. ................. 39,747 909,809
HarborOne Bancorp, Inc. ............... 339,187 3,961,704
Hawthorn Bancshares, Inc. .............. 46,383 1,351,601
HBT Financial, Inc. .................... 112,543 2,837,209
Heritage Commerce Corp. ............... 537,629 5,338,656
Heritage Financial Corp. ................ 303,335 7,231,506
Hilltop Holdings, Inc. ................... 411,756 12,496,795
Hingham Institution for Savings (The)
(b)
...... 12,610 3,131,694
Home Bancorp, Inc. ................... 64,056 3,316,820
Home BancShares, Inc. ................ 1,681,500 47,855,490
HomeStreet, Inc.
(a)
.................... 164,685 2,152,433
HomeTrust Bancshares, Inc. ............. 142,402 5,327,259
Hope Bancorp, Inc. ................... 997,362 10,701,694
Horizon Bancorp, Inc. .................. 390,130 6,000,199
Independent Bank Corp. ................ 566,857 30,001,705
International Bancshares Corp. ........... 435,363 28,977,761
Investar Holding Corp. ................. 87,173 1,684,182
John Marshall Bancorp, Inc. ............. 110,261 2,043,136
Kearny Financial Corp. ................. 509,081 3,288,663
Lakeland Financial Corp. ................ 101,737 6,251,739
Landmark Bancorp, Inc. ................ 40,365 1,067,251
LCNB Corp. ........................ 119,673 1,738,849
LINKBANCORP, Inc. .................. 183,005 1,337,767
Live Oak Bancshares, Inc.
(b)
.............. 178,051 5,305,920
MainStreet Bancshares, Inc. ............. 59,304 1,120,846
Mercantile Bank Corp. ................. 141,786 6,580,288
Meridian Corp. ...................... 66,169 852,918
Metrocity Bankshares, Inc. .............. 69,751 1,993,484
Metropolitan Bank Holding Corp.
(a) (b)
........ 66,362 4,645,340
Mid Penn Bancorp, Inc. ................. 179,078 5,050,000
Middlefield Banc Corp. ................. 65,125 1,960,914
Midland States Bancorp, Inc. ............. 186,792 3,235,237
MidWestOne Financial Group, Inc. ......... 182,409 5,247,907
Security
Shares
Shares Value
Banks (continued)
MVB Financial Corp. .................. 101,841 $ 2,294,478
National Bank Holdings Corp. , Class A ...... 334,945 12,597,281
National Bankshares, Inc. ............... 53,603 1,458,002
NB Bancorp, Inc.
(a) (b)
................... 311,362 5,560,925
NBT Bancorp, Inc. .................... 426,545 17,722,945
Nicolet Bankshares, Inc. ................ 86,494 10,680,279
Northeast Bank
(b)
..................... 26,332 2,343,285
Northeast Community Bancorp, Inc. ........ 113,796 2,645,188
Northfield Bancorp, Inc. ................ 294,512 3,380,998
Northpointe Bancshares, Inc.
(b)
............ 93,840 1,286,546
Northrim Bancorp, Inc. ................. 23,258 2,169,041
Northwest Bancshares, Inc. .............. 1,138,582 14,551,078
Norwood Financial Corp. ................ 73,086 1,884,157
Oak Valley Bancorp ................... 60,823 1,656,819
OceanFirst Financial Corp. .............. 508,470 8,954,157
OFG Bancorp ....................... 414,624 17,745,907
Ohio Valley Banc Corp. ................. 26,515 854,578
Old National Bancorp .................. 2,527,181 53,930,043
Old Point Financial Corp.
(b)
.............. 20,946 822,131
Old Second Bancorp, Inc. ............... 385,134 6,832,277
OP Bancorp ........................ 95,496 1,240,493
Orange County Bancorp, Inc. ............. 60,216 1,555,981
Origin Bancorp, Inc. ................... 248,610 8,885,321
Orrstown Financial Services, Inc. .......... 165,358 5,263,345
Pacific Premier Bancorp, Inc. ............. 854,338 18,017,988
Park National Corp. ................... 132,362 22,138,868
Parke Bancorp, Inc. ................... 92,841 1,891,171
PCB Bancorp ....................... 96,429 2,023,080
Peapack-Gladstone Financial Corp. ........ 83,503 2,358,960
Penns Woods Bancorp, Inc. .............. 65,608 1,991,859
Peoples Bancorp of North Carolina, Inc. ..... 39,609 1,142,720
Peoples Bancorp, Inc. ................. 313,743 9,581,711
Peoples Financial Services Corp. .......... 74,492 3,677,670
Pioneer Bancorp, Inc.
(a)
................. 106,340 1,279,270
Plumas Bancorp ..................... 47,990 2,133,635
Ponce Financial Group, Inc.
(a)
............ 172,147 2,382,514
Preferred Bank ...................... 85,074 7,362,729
Primis Financial Corp. .................. 194,989 2,115,631
Princeton Bancorp, Inc. ................. 46,571 1,422,278
Provident Bancorp, Inc.
(a)
............... 144,348 1,802,907
Provident Financial Services, Inc. .......... 950,707 16,665,894
QCR Holdings, Inc. ................... 148,658 10,093,878
RBB Bancorp ....................... 150,231 2,585,476
Red River Bancshares, Inc. .............. 40,580 2,382,046
Renasant Corp. ...................... 838,759 30,136,611
Republic Bancorp, Inc. , Class A ........... 74,429 5,441,504
Rhinebeck Bancorp, Inc.
(a)
............... 40,151 470,971
Richmond Mutual Bancorp, Inc.
(b)
.......... 71,211 982,712
Riverview Bancorp, Inc. ................ 181,693 999,312
S&T Bancorp, Inc. .................... 340,210 12,866,742
SB Financial Group, Inc. ................ 52,812 1,008,709
Seacoast Banking Corp. of Florida ......... 756,480 20,893,978
Shore Bancshares, Inc. ................. 241,284 3,792,984
Sierra Bancorp ...................... 115,027 3,415,152
Simmons First National Corp. , Class A ...... 1,116,860 21,175,666
SmartFinancial, Inc. ................... 106,987 3,614,021
Sound Financial Bancorp, Inc. ............ 19,042 875,932
South Plains Financial, Inc. .............. 114,385 4,122,435
Southern First Bancshares, Inc.
(a)
.......... 70,481 2,680,392
Southern Missouri Bancorp, Inc. ........... 78,704 4,311,405
Southern States Bancshares, Inc. .......... 73,495 2,673,013
Southside Bancshares, Inc. .............. 258,017 7,593,440
SR Bancorp, Inc. ..................... 69,966 944,541
Stellar Bancorp, Inc. ................... 422,254 11,814,667
Sterling Bancorp, Inc.
(a) (b) (c)
............... 207,134 2

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Stock Yards Bancorp, Inc. ............... 13,611 $ 1,074,997
Texas Capital Bancshares, Inc.
(a)
.......... 350,626 27,839,704
Third Coast Bancshares, Inc.
(a) (b)
........... 114,447 3,738,984
Timberland Bancorp, Inc. ............... 68,351 2,132,551
Tompkins Financial Corp. ............... 119,888 7,520,574
Towne Bank ........................ 631,943 21,599,812
TriCo Bancshares .................... 274,894 11,130,458
Triumph Financial, Inc.
(a) (b)
............... 109,243 6,020,382
TrustCo Bank Corp. ................... 166,052 5,549,458
Trustmark Corp. ..................... 505,207 18,419,847
UMB Financial Corp. .................. 592,915 62,350,941
United Bankshares, Inc. ................ 1,259,040 45,866,827
United Community Banks, Inc. ............ 1,080,809 32,197,300
United Security Bancshares .............. 122,434 1,059,054
Unity Bancorp, Inc. .................... 34,442 1,621,529
Univest Financial Corp. ................. 256,215 7,696,699
USCB Financial Holdings, Inc. , Class A ...... 72,743 1,203,169
Valley National Bancorp ................ 3,268,188 29,184,919
Veritex Holdings, Inc. .................. 471,248 12,299,573
Virginia National Bankshares Corp. ......... 42,390 1,568,430
WaFd, Inc. ......................... 696,886 20,404,822
Washington Trust Bancorp, Inc. ........... 172,001 4,864,188
WesBanco, Inc. ...................... 800,076 25,306,404
West Bancorp, Inc. .................... 114,303 2,243,768
Westamerica Bancorp ................. 226,497 10,971,515
Western New England Bancorp, Inc. ........ 163,475 1,508,874
WSFS Financial Corp. ................. 526,393 28,951,615
2,050,445,838
Beverages — 0.0%
MGP Ingredients, Inc. .................. 125,275 3,754,492
Biotechnology — 3.8%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 356,980 1,324,396
89bio, Inc.
(a)
........................ 729,887 7,167,490
Abeona Therapeutics, Inc.
(a)
.............. 20,417 115,969
Absci Corp.
(a) (b)
...................... 193,746 497,927
Acrivon Therapeutics, Inc.
(a)
.............. 12,490 14,863
Acumen Pharmaceuticals, Inc.
(a)
........... 15,546 18,033
Adverum Biotechnologies, Inc.
(a)
........... 17,327 37,253
Agenus, Inc.
(a)
....................... 9,820 44,877
Agios Pharmaceuticals, Inc.
(a) (b)
........... 503,822 16,757,120
Akebia Therapeutics, Inc.
(a) (b)
............. 1,976,316 7,193,790
Aldeyra Therapeutics, Inc.
(a) (b)
............. 89,837 344,076
Alector, Inc.
(a)
....................... 651,204 911,686
Alkermes plc
(a)
....................... 361,092 10,330,842
Allogene Therapeutics, Inc.
(a) (b)
............ 1,348,029 1,523,273
Anika Therapeutics, Inc.
(a)
............... 110,806 1,172,327
Annexon, Inc.
(a) (b)
..................... 862,500 2,070,000
Applied Therapeutics, Inc.
(a)
.............. 79,344 24,684
Arbutus Biopharma Corp.
(a)
.............. 77,741 240,220
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 138,480 1,801,625
Arcus Biosciences, Inc.
(a)
................ 161,813 1,317,158
Artiva Biotherapeutics, Inc.
(a)
............. 15,195 22,944
Astria Therapeutics, Inc.
(a)
............... 380,030 2,036,961
Atossa Therapeutics, Inc.
(a)
.............. 18,257 15,153
aTyr Pharma, Inc.
(a) (b)
.................. 47,484 240,744
Aura Biosciences, Inc.
(a) (b)
............... 225,652 1,412,582
Avidity Biosciences, Inc.
(a)
............... 82,723 2,349,333
Bicara Therapeutics, Inc.
(a) (b)
............. 286,210 2,658,891
Black Diamond Therapeutics, Inc.
(a)
........ 3,152 7,817
C4 Therapeutics, Inc.
(a)
................. 42,506 60,784
Cabaletta Bio, Inc.
(a)
................... 10,669 16,217
CAMP4 Therapeutics Corp.
(a)
............. 5,785 8,388
Candel Therapeutics, Inc.
(a)
.............. 31,671 160,255
Security
Shares
Shares Value
Biotechnology (continued)
Cardiff Oncology, Inc.
(a) (b)
................ 315,298 $ 993,189
Cargo Therapeutics, Inc.
(a) (b)
.............. 315,406 1,299,473
Caribou Biosciences, Inc.
(a)
.............. 67,853 85,495
Cartesian Therapeutics, Inc.
(a) (b)
........... 72,329 751,498
Celcuity, Inc.
(a)
....................... 14,600 194,910
Celldex Therapeutics, Inc.
(a) (b)
............. 587,671 11,959,105
Century Therapeutics, Inc.
(a)
............. 54,116 30,235
Cibus, Inc. , Class A
(a)
.................. 37,149 51,266
Cidara Therapeutics, Inc.
(a)
.............. 149,516 7,282,924
Climb Bio, Inc.
(a)
...................... 17,300 21,452
Cogent Biosciences, Inc.
(a) (b)
............. 60,232 432,466
Coherus Oncology, Inc.
(a) (b)
.............. 705,129 515,661
Compass Therapeutics, Inc.
(a) (b)
........... 380,872 990,267
Corbus Pharmaceuticals Holdings, Inc.
(a)
..... 9,323 64,329
CRISPR Therapeutics AG
(a) (b)
............. 561,753 27,323,666
Cullinan Therapeutics, Inc.
(a) (b)
............ 453,566 3,415,352
Cytokinetics, Inc.
(a) (b)
................... 926,760 30,620,150
Day One Biopharmaceuticals, Inc.
(a) (b)
....... 607,721 3,950,186
Denali Therapeutics, Inc.
(a) (b)
............. 1,116,508 15,619,947
Design Therapeutics, Inc.
(a) (b)
............. 269,899 909,560
Dianthus Therapeutics, Inc.
(a) (b)
............ 158,657 2,955,780
Dyne Therapeutics, Inc.
(a)
............... 567,616 5,403,704
Editas Medicine, Inc.
(a) (b)
................ 746,517 1,642,337
Eledon Pharmaceuticals, Inc.
(a)
............ 488,633 1,324,195
Elevation Oncology, Inc.
(a)
............... 16,797 6,166
Emergent BioSolutions, Inc.
(a) (b)
........... 437,402 2,790,625
Enanta Pharmaceuticals, Inc.
(a)
........... 173,879 1,314,525
Entrada Therapeutics, Inc.
(a) (b)
............ 250,058 1,680,390
Erasca, Inc.
(a) (b)
...................... 1,597,891 2,029,322
Fate Therapeutics, Inc.
(a)
................ 966,889 1,082,916
Fennec Pharmaceuticals, Inc.
(a)
........... 152,750 1,267,825
Foghorn Therapeutics, Inc.
(a) (b)
............ 82,876 389,517
Galectin Therapeutics, Inc.
(a) (b)
............ 12,428 26,223
Generation Bio Co.
(a)
.................. 89,632 28,691
GRAIL, Inc.
(a) (b)
...................... 255,964 13,161,669
Heron Therapeutics, Inc.
(a) (b)
.............. 1,207,744 2,500,030
Humacyte, Inc.
(a) (b)
.................... 853,697 1,784,227
Ideaya Biosciences, Inc.
(a)
............... 750,043 15,765,904
IGM Biosciences, Inc.
(a)
................. 2,305 2,582
ImmunityBio, Inc.
(a) (b)
................... 358,607 946,722
Inhibikase Therapeutics, Inc.
(a)
............ 466,060 908,817
Inhibrx Biosciences, Inc.
(a) (b)
.............. 80,588 1,149,991
Inovio Pharmaceuticals, Inc.
(a)
............ 16,489 33,555
Inozyme Pharma, Inc.
(a)
................ 445,331 1,781,324
Intellia Therapeutics, Inc.
(a) (b)
............. 917,030 8,601,741
Invivyd, Inc.
(a)
....................... 161,224 115,275
Iovance Biotherapeutics, Inc.
(a)
............ 2,279,304 3,920,403
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 113,885 81,678
iTeos Therapeutics, Inc.
(a)
............... 265,529 2,647,324
Jade Biosciences, Inc. ................. 231,152 2,309,208
Janux Therapeutics, Inc.
(a)
............... 237,306 5,481,769
Keros Therapeutics, Inc.
(a)
............... 300,185 4,007,470
Kodiak Sciences, Inc.
(a) (b)
................ 281,840 1,051,263
Korro Bio, Inc.
(a) (b)
..................... 58,978 736,635
Kura Oncology, Inc.
(a)
.................. 703,114 4,056,968
Kyverna Therapeutics, Inc.
(a)
............. 7,555 23,194
Larimar Therapeutics, Inc.
(a)
.............. 376,361 1,087,683
Lexeo Therapeutics, Inc.
(a)
............... 212,314 853,502
MacroGenics, Inc.
(a)
................... 8,439 10,211
MeiraGTx Holdings plc
(a) (b)
............... 95,242 620,978
Mersana Therapeutics, Inc.
(a)
............. 116,393 34,452
Metagenomi, Inc.
(a)
.................... 4,721 6,987
Metsera, Inc.
(a) (b)
..................... 69,327 1,972,353
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 414,660 1,870,117
Myriad Genetics, Inc.
(a)
................. 814,513 4,325,064

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Neurogene, Inc.
(a) (b)
................... 87,522 $ 1,308,454
Nkarta, Inc.
(a) (b)
...................... 484,057 803,535
Novavax, Inc.
(a) (b)
..................... 235,541 1,483,908
Nurix Therapeutics, Inc.
(a) (b)
.............. 670,220 7,633,806
Olema Pharmaceuticals, Inc.
(a) (b)
........... 529,438 2,255,406
ORIC Pharmaceuticals, Inc.
(a)
............ 285,711 2,899,967
Oruka Therapeutics, Inc. ................ 217,838 2,441,964
Outlook Therapeutics, Inc.
(a)
.............. 2,607 4,171
PepGen, Inc.
(a)
...................... 4,275 4,745
Perspective Therapeutics, Inc.
(a) (b)
.......... 529,832 1,822,622
Praxis Precision Medicines, Inc.
(a)
.......... 145,635 6,123,952
Precigen, Inc.
(a) (b)
..................... 86,767 123,209
Prelude Therapeutics, Inc.
(a)
.............. 26,915 21,785
Prime Medicine, Inc.
(a) (b)
................ 518,861 1,281,587
ProKidney Corp. , Class A
(a)
.............. 17,014 10,074
Protara Therapeutics, Inc.
(a)
.............. 287,166 870,113
Prothena Corp. plc
(a)
................... 312,793 1,898,654
PTC Therapeutics, Inc.
(a) (b)
............... 129,644 6,331,813
Puma Biotechnology, Inc.
(a) (b)
............. 377,194 1,293,775
Pyxis Oncology, Inc.
(a)
.................. 41,142 45,256
Q32 Bio, Inc.
(a)
....................... 13,075 19,482
REGENXBIO, Inc.
(a) (b)
.................. 416,992 3,423,504
Relay Therapeutics, Inc.
(a) (b)
.............. 1,177,324 4,073,541
Renovaro, Inc.
(a)
..................... 83,865 24,229
Replimune Group, Inc.
(a) (b)
............... 601,969 5,592,292
Revolution Medicines, Inc.
(a)
.............. 24,154 888,626
Rezolute, Inc.
(a)
...................... 81,550 363,713
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 632,072 1,548,576
Sage Therapeutics, Inc.
(a)
............... 505,350 4,608,792
Sana Biotechnology, Inc.
(a) (b)
............. 1,052,782 2,874,095
Scholar Rock Holding Corp.
(a) (b)
........... 58,595 2,075,435
Shattuck Labs, Inc.
(a)
.................. 25,991 20,580
Skye Bioscience, Inc.
(a)
................. 18,893 78,973
Solid Biosciences, Inc.
(a) (b)
............... 583,343 2,840,880
Spyre Therapeutics, Inc.
(a) (b)
.............. 146,039 2,186,204
Sutro Biopharma, Inc.
(a)
................. 67,522 48,204
Syndax Pharmaceuticals, Inc.
(a)
........... 50,699 474,796
Tango Therapeutics, Inc.
(a) (b)
.............. 662,204 3,390,484
Tectonic Therapeutic, Inc.
(a)
.............. 73,635 1,463,127
Tenaya Therapeutics, Inc.
(a)
.............. 70,675 43,197
Tevogen Bio Holdings, Inc.
(a) (b)
............ 107,476 134,345
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 50,706 1,824,402
Tourmaline Bio, Inc.
(a) (b)
................. 169,219 2,705,812
Travere Therapeutics, Inc.
(a)
.............. 49,582 733,814
TriSalus Life Sciences, Inc.
(a)
............. 108,681 592,311
TScan Therapeutics, Inc.
(a)
.............. 7,668 11,119
Tyra Biosciences, Inc.
(a)
................ 214,139 2,049,310
Upstream Bio, Inc.
(a) (b)
.................. 309,840 3,402,043
UroGen Pharma Ltd.
(a) (b)
................ 75,686 1,036,898
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 491,599 2,320,347
Vaxcyte, Inc.
(a)
....................... 1,122,053 36,477,943
Verastem, Inc.
(a)
...................... 177,230 735,504
Verve Therapeutics, Inc.
(a) (b)
.............. 607,386 6,820,945
Vir Biotechnology, Inc.
(a)
................ 811,134 4,088,115
Viridian Therapeutics, Inc.
(a) (b)
............. 128,191 1,792,110
Voyager Therapeutics, Inc.
(a) (b)
............ 417,297 1,297,794
Werewolf Therapeutics, Inc.
(a)
............ 33,653 36,682
XBiotech, Inc.
(a)
...................... 14,431 42,860
Xencor, Inc.
(a)
....................... 626,312 4,922,812
XOMA Royalty Corp.
(a) (b)
................ 26,874 677,225
Zenas Biopharma, Inc.
(a) (b)
............... 144,415 1,399,381
Zentalis Pharmaceuticals, Inc.
(a)
........... 84,297 97,785
420,097,204
Security
Shares
Shares Value
Broadline Retail — 0.1%
1stdibs.com, Inc.
(a)
.................... 13,357 $ 36,732
Kohl's Corp.
(b)
....................... 970,110 8,226,533
Savers Value Village, Inc.
(a)
.............. 14,071 143,524
8,406,789
Building Products — 1.3%
American Woodmark Corp.
(a)
............. 130,635 6,971,990
Apogee Enterprises, Inc. ................ 188,261 7,643,397
Caesarstone Ltd.
(a)
.................... 24,449 48,164
Gibraltar Industries, Inc.
(a)
............... 267,242 15,767,278
Insteel Industries, Inc. .................. 75,106 2,794,694
Janus International Group, Inc.
(a)
.......... 758,654 6,175,444
JELD-WEN Holding, Inc.
(a) (b)
.............. 755,989 2,963,477
Masterbrand, Inc.
(a)
................... 1,139,956 12,459,719
Quanex Building Products Corp. ........... 421,040 7,957,656
Resideo Technologies, Inc.
(a)
............. 1,326,051 29,252,685
UFP Industries, Inc. ................... 510,971 50,770,079
142,804,583
Capital Markets — 0.5%
AlTi Global, Inc. , Class A
(a) (b)
............. 378,393 1,570,331
Artisan Partners Asset Management, Inc. , Class
A ............................. 249,806 11,073,900
Bakkt Holdings, Inc. , Class A
(a)
............ 26,986 376,455
Cohen & Steers, Inc. .................. 21,923 1,651,898
Diamond Hill Investment Group, Inc. ........ 20,383 2,961,854
DigitalBridge Group, Inc. , Class A .......... 1,534,591 15,883,017
Donnelley Financial Solutions, Inc.
(a) (b)
....... 65,974 4,067,297
Forge Global Holdings, Inc.
(a) (b)
............ 90,690 1,726,737
GCM Grosvenor, Inc. , Class A ............ 50,847 587,791
Marex Group plc ..................... 88,749 3,502,923
MarketWise, Inc.
(b)
.................... 18,816 372,369
Open Lending Corp. , Class A
(a)
............ 911,455 1,768,223
Siebert Financial Corp.
(a)
................ 112,693 498,103
Silvercrest Asset Management Group, Inc. , Class
A ............................. 84,764 1,344,357
Virtus Investment Partners, Inc. ........... 59,045 10,710,763
Westwood Holdings Group, Inc. ........... 51,073 796,739
58,892,757
Chemicals — 1.7%
AdvanSix, Inc. ....................... 233,539 5,546,551
American Vanguard Corp.
(a)
.............. 215,070 843,074
Arq, Inc.
(a) (b)
......................... 281,296 1,510,560
Aspen Aerogels, Inc.
(a) (b)
................ 589,525 3,489,988
Avient Corp. ........................ 820,473 26,509,483
Cabot Corp. ........................ 31,502 2,362,650
Core Molding Technologies, Inc.
(a) (b)
......... 75,389 1,250,704
Ecovyst, Inc.
(a) (b)
...................... 960,312 7,903,368
Flotek Industries, Inc.
(a) (b)
................ 84,459 1,246,615
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 291,368 3,277,890
HB Fuller Co. ....................... 488,270 29,369,441
Innospec, Inc. ....................... 213,289 17,935,472
Intrepid Potash, Inc.
(a)
.................. 95,672 3,418,361
Koppers Holdings, Inc. ................. 171,739 5,521,409
Kronos Worldwide, Inc. ................. 194,807 1,207,803
LSB Industries, Inc.
(a) (b)
................. 484,378 3,778,148
Mativ Holdings, Inc. ................... 487,878 3,327,328
Minerals Technologies, Inc. .............. 286,049 15,752,718
Orion SA .......................... 493,288 5,174,591
Perimeter Solutions, Inc.
(a) (b)
.............. 1,245,711 17,340,297
Quaker Chemical Corp. ................ 124,326 13,917,052
Rayonier Advanced Materials, Inc.
(a)
........ 575,964 2,217,461
Stepan Co. ......................... 191,706 10,463,314
Trinseo plc ......................... 302,682 944,368
Tronox Holdings plc ................... 1,067,187 5,410,638

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Valhi, Inc. .......................... 23,352 $ 377,368
190,096,652
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................... 554,457 26,175,915
ACCO Brands Corp. ................... 797,237 2,854,108
Acme United Corp. .................... 25,811 1,069,866
BrightView Holdings, Inc.
(a) (b)
............. 538,694 8,969,255
Cimpress plc
(a) (b)
..................... 105,349 4,951,403
CompX International, Inc. ............... 4,276 113,613
CoreCivic, Inc.
(a)
..................... 816,452 17,202,644
Deluxe Corp. ........................ 394,765 6,280,711
Ennis, Inc. ......................... 223,292 4,050,517
Enviri Corp.
(a) (b)
...................... 705,923 6,127,412
Healthcare Services Group, Inc.
(a)
.......... 355,254 5,339,468
HNI Corp. .......................... 174,728 8,593,123
Interface, Inc. ....................... 457,850 9,582,801
MillerKnoll, Inc. ...................... 604,103 11,731,680
Mobile Infrastructure Corp.
(a)
............. 115,413 522,821
Montrose Environmental Group, Inc.
(a)
....... 288,562 6,316,622
NL Industries, Inc. .................... 67,940 434,816
OPENLANE, Inc.
(a) (b)
................... 950,434 23,238,111
Perma-Fix Environmental Services, Inc.
(a)
.... 130,099 1,368,641
Pitney Bowes, Inc. .................... 769,990 8,400,591
Quad/Graphics, Inc. , Class A ............. 110,928 626,743
Steelcase, Inc. , Class A ................ 745,663 7,777,265
UniFirst Corp. ....................... 134,763 25,365,092
Vestis Corp. ........................ 1,025,938 5,878,625
Virco Mfg. Corp. ..................... 92,499 738,142
VSE Corp.
(b)
........................ 24,941 3,266,772
196,976,757
Communications Equipment — 0.7%
(a)
Applied Optoelectronics, Inc.
(b)
............ 98,090 2,519,932
Aviat Networks, Inc.
(b)
.................. 102,696 2,469,839
Clearfield, Inc. ....................... 58,971 2,559,931
CommScope Holding Co., Inc. ............ 728,373 6,030,928
Digi International, Inc.
(b)
................. 324,059 11,296,697
Harmonic, Inc. ....................... 749,209 7,095,009
Inseego Corp.
(b)
...................... 89,692 739,062
NETGEAR, Inc. ...................... 249,051 7,239,913
NetScout Systems, Inc. ................. 626,461 15,542,497
Ribbon Communications, Inc.
(b)
........... 833,963 3,344,192
Viasat, Inc.
(b)
........................ 1,008,212 14,719,895
73,557,895
Construction & Engineering — 1.4%
Ameresco, Inc. , Class A
(a) (b)
.............. 285,573 4,337,854
Arcosa, Inc. ........................ 312,087 27,061,064
Bowman Consulting Group Ltd.
(a)
.......... 6,282 180,608
Concrete Pumping Holdings, Inc. .......... 204,106 1,255,252
Fluor Corp.
(a)
........................ 1,493,972 76,595,944
Granite Construction, Inc. ............... 54,030 5,052,345
Great Lakes Dredge & Dock Corp.
(a)
........ 591,852 7,214,676
Matrix Service Co.
(a) (b)
.................. 182,608 2,467,034
NWPX Infrastructure, Inc.
(a)
.............. 86,332 3,540,475
Orion Group Holdings, Inc.
(a) (b)
............ 269,270 2,442,279
Primoris Services Corp. ................ 30,880 2,406,787
Southland Holdings, Inc.
(a) (b)
.............. 96,132 401,832
Tutor Perini Corp.
(a) (b)
.................. 398,399 18,637,105
151,593,255
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a)
.............. 47,362 2,593,070
Bread Financial Holdings, Inc. ............ 383,728 21,918,543
Consumer Portfolio Services, Inc.
(a) (b)
........ 75,557 742,725
Security
Shares
Shares Value
Consumer Finance (continued)
Encore Capital Group, Inc.
(a)
............. 207,092 $ 8,016,531
Green Dot Corp. , Class A
(a)
.............. 484,797 5,226,112
LendingClub Corp.
(a)
................... 1,016,209 12,224,994
LendingTree, Inc.
(a) (b)
.................. 7,231 268,053
Medallion Financial Corp. ............... 162,364 1,547,329
Navient Corp. ....................... 629,481 8,875,682
Nelnet, Inc. , Class A ................... 123,985 15,017,063
Oportun Financial Corp.
(a)
............... 297,662 2,131,260
PRA Group, Inc.
(a)
.................... 353,661 5,216,500
PROG Holdings, Inc. .................. 358,102 10,510,294
Regional Management Corp. ............. 70,615 2,062,664
Vroom, Inc.
(a)
........................ 6,938 197,802
World Acceptance Corp.
(a) (b)
.............. 30,012 4,955,582
101,504,204
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) .................. 291,148 10,699,689
Grocery Outlet Holding Corp.
(a)
............ 851,229 10,572,264
HF Foods Group, Inc.
(a) (b)
................ 355,202 1,129,542
Ingles Markets, Inc. , Class A ............. 130,232 8,254,104
SpartanNash Co. ..................... 299,765 7,940,775
United Natural Foods, Inc.
(a)
.............. 537,962 12,539,894
Village Super Market, Inc. , Class A ......... 81,375 3,132,938
Weis Markets, Inc. .................... 148,395 10,757,154
65,026,360
Containers & Packaging — 0.5%
Ardagh Metal Packaging SA ............. 923,432 3,952,289
Greif, Inc. , Class A, NVS ................ 227,038 14,755,200
Greif, Inc. , Class B .................... 42,884 2,959,425
Myers Industries, Inc. .................. 283,435 4,106,973
O-I Glass, Inc.
(a)
...................... 1,039,327 15,319,680
Ranpak Holdings Corp. , Class A
(a)
......... 403,218 1,439,488
TriMas Corp.
(b)
....................... 295,389 8,451,079
50,984,134
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............. 168,879 3,745,736
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 235,516 4,658,507
Weyco Group, Inc. .................... 54,799 1,817,135
10,221,378
Diversified Consumer Services — 0.8%
American Public Education, Inc.
(a) (b)
......... 8,454 257,509
Chegg, Inc.
(a)
........................ 67,868 82,120
European Wax Center, Inc. , Class A
(a)
....... 20,385 114,768
Graham Holdings Co. , Class B ............ 28,686 27,141,833
Laureate Education, Inc.
(a)
............... 752,205 17,586,553
Matthews International Corp. , Class A ....... 266,491 6,371,800
Mister Car Wash, Inc.
(a) (b)
................ 114,750 689,647
Perdoceo Education Corp. ............... 543,699 17,773,520
Strategic Education, Inc. ................ 215,488 18,344,493
88,362,243
Diversified REITs — 1.3%
Alexander & Baldwin, Inc. ............... 643,853 11,479,899
Alpine Income Property Trust, Inc. ......... 117,141 1,723,144
American Assets Trust, Inc. .............. 467,974 9,242,486
Armada Hoffler Properties, Inc. ........... 711,472 4,887,813
Broadstone Net Lease, Inc. .............. 1,694,439 27,195,746
CTO Realty Growth, Inc. ................ 270,755 4,673,231
Essential Properties Realty Trust, Inc. ....... 1,773,600 56,595,576
Gladstone Commercial Corp. ............. 332,831 4,769,468
Global Net Lease, Inc. ................. 1,786,413 13,487,418
Modiv Industrial, Inc. , Class C ............ 83,165 1,170,963
NexPoint Diversified Real Estate Trust ...... 322,078 1,349,507

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs (continued)
One Liberty Properties, Inc. .............. 163,153 $ 3,892,831
140,468,082
Diversified Telecommunication Services — 0.3%
AST SpaceMobile, Inc. , Class A
(a)
.......... 85,318 3,986,910
ATN International, Inc. ................. 92,495 1,503,044
Bandwidth, Inc. , Class A
(a)
............... 182,544 2,902,450
IDT Corp. , Class B .................... 32,817 2,242,057
Liberty Latin America Ltd. , Class A
(a)
........ 294,543 1,796,712
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 1,128,520 7,019,395
Lumen Technologies, Inc.
(a) (b)
............. 985,323 4,315,715
Shenandoah Telecommunications Co. ....... 451,473 6,167,121
29,933,404
Electric Utilities — 2.0%
ALLETE, Inc. ....................... 522,243 33,460,109
Genie Energy Ltd. , Class B .............. 170,296 4,577,557
Hawaiian Electric Industries, Inc.
(a)
......... 1,556,468 16,545,255
MGE Energy, Inc. ..................... 157,203 13,903,033
Oklo, Inc.
(a) (b)
........................ 701,897 39,299,213
Otter Tail Corp. ...................... 320,687 24,721,761
Portland General Electric Co. ............. 984,200 39,988,046
TXNM Energy, Inc. .................... 827,451 46,602,040
219,097,014
Electrical Equipment — 1.1%
Allient, Inc. ......................... 120,372 4,370,707
Array Technologies, Inc.
(a)
............... 1,058,193 6,243,339
Atkore, Inc. ......................... 307,568 21,698,922
Blink Charging Co.
(a)
................... 57,349 53,902
Complete Solaria, Inc.
(a) (b)
............... 410,702 755,692
Energy Vault Holdings, Inc.
(a)
............. 52,142 37,375
EnerSys ........................... 331,025 28,392,014
Fluence Energy, Inc. , Class A
(a) (b)
.......... 128,158 859,940
FuelCell Energy, Inc.
(a) (b)
................ 2,717 15,242
GrafTech International Ltd.
(a)
............. 13,908 13,527
Hyliion Holdings Corp. , Class A
(a) (b)
......... 1,218,340 1,608,209
LSI Industries, Inc. .................... 55,791 949,005
NANO Nuclear Energy, Inc.
(a) (b)
............ 14,288 492,793
Net Power, Inc. , Class A
(a) (b)
.............. 301,894 745,678
NEXTracker, Inc. , Class A
(a)
.............. 253,305 13,772,193
Plug Power, Inc.
(a) (b)
................... 8,128,654 12,111,695
Power Solutions International, Inc.
(a)
........ 4,713 304,837
Preformed Line Products Co. ............. 19,750 3,156,248
Shoals Technologies Group, Inc. , Class A
(a)
... 1,255,084 5,334,107
SolarMax Technology, Inc.
(a)
.............. 10,913 11,895
Stem, Inc.
(a) (b)
....................... 10,875 67,751
Sunrun, Inc.
(a) (b)
...................... 1,864,161 15,248,837
T1 Energy, Inc.
(a) (b)
.................... 968,807 1,191,633
Thermon Group Holdings, Inc.
(a) (b)
.......... 263,905 7,410,452
TPI Composites, Inc.
(a)
................. 36,678 31,518
124,877,511
Electronic Equipment, Instruments & Components — 2.4%
908 Devices, Inc.
(a) (b)
................... 57,012 406,496
Bel Fuse, Inc. , Class A
(b)
................ 15,436 1,386,924
Bel Fuse, Inc. , Class B, NVS
(b)
............ 92,775 9,063,190
Benchmark Electronics, Inc. ............. 319,201 12,394,575
CTS Corp. ......................... 225,285 9,599,394
Daktronics, Inc.
(a) (b)
.................... 306,057 4,627,582
ePlus, Inc.
(a) (b)
....................... 236,128 17,024,829
FARO Technologies, Inc.
(a) (b)
............. 90,833 3,989,385
Insight Enterprises, Inc.
(a)
............... 163,551 22,583,940
Itron, Inc.
(a)
......................... 209,007 27,511,591
Kimball Electronics, Inc.
(a)
............... 218,664 4,204,909
Knowles Corp.
(a)
..................... 716,976 12,633,117
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc. ............... 310,512 $ 2,952,969
MicroVision, Inc.
(a) (b)
................... 835,717 952,717
Motomova, Inc.
(a) (c)
.................... 19,086 —
Neonode, Inc.
(a) (b)
..................... 8,466 215,883
nLight, Inc.
(a)
........................ 399,852 7,869,087
PAR Technology Corp.
(a) (b)
............... 148,756 10,319,204
PC Connection, Inc. ................... 102,363 6,733,438
Plexus Corp.
(a)
....................... 16,853 2,280,379
Powerfleet, Inc.
(a) (b)
.................... 1,105,175 4,763,304
Richardson Electronics Ltd. .............. 104,988 1,013,134
Rogers Corp.
(a)
...................... 164,256 11,248,251
Sanmina Corp.
(a) (b)
.................... 257,803 25,220,867
ScanSource, Inc.
(a)
.................... 193,800 8,102,778
SmartRent, Inc. , Class A
(a)
............... 59,937 59,338
TTM Technologies, Inc.
(a)
................ 898,775 36,687,996
Vishay Intertechnology, Inc. .............. 1,084,294 17,218,589
Vishay Precision Group, Inc.
(a) (b)
........... 106,486 2,992,257
264,056,123
Energy Equipment & Services — 2.0%
Atlas Energy Solutions, Inc. .............. 195,105 2,608,554
Borr Drilling Ltd.
(b)
.................... 2,071,238 3,790,366
Bristow Group, Inc.
(a)
.................. 253,010 8,341,740
ChampionX Corp. .................... 254,594 6,324,115
Core Laboratories, Inc. ................. 417,639 4,811,201
DMC Global, Inc.
(a)
.................... 124,661 1,004,768
Expro Group Holdings NV
(a) (b)
............. 918,166 7,887,046
Flowco Holdings, Inc. , Class A
(b)
........... 72,461 1,290,530
Forum Energy Technologies, Inc.
(a)
......... 105,129 2,046,862
Geospace Technologies Corp.
(a)
........... 24,872 354,675
Helix Energy Solutions Group, Inc.
(a)
........ 973,919 6,077,255
Helmerich & Payne, Inc. ................ 874,971 13,264,560
Innovex International, Inc.
(a) (b)
............. 344,756 5,385,089
Liberty Energy, Inc. , Class A ............. 1,414,480 16,238,230
Mammoth Energy Services, Inc.
(a)
.......... 198,066 554,585
Nabors Industries Ltd.
(a) (b)
............... 125,722 3,522,730
National Energy Services Reunited Corp.
(a) (b)
.. 444,551 2,676,197
Natural Gas Services Group, Inc.
(a)
......... 76,080 1,963,625
Noble Corp. plc ...................... 1,127,488 29,934,806
Oceaneering International, Inc.
(a)
.......... 97,063 2,011,145
Oil States International, Inc.
(a) (b)
........... 542,771 2,909,253
Patterson-UTI Energy, Inc. .............. 3,160,113 18,739,470
ProFrac Holding Corp. , Class A
(a) (b)
......... 109,490 849,642
ProPetro Holding Corp.
(a)
................ 712,286 4,252,347
Ranger Energy Services, Inc. , Class A ....... 152,424 1,819,943
RPC, Inc. .......................... 794,851 3,759,645
SEACOR Marine Holdings, Inc.
(a) (b)
......... 210,927 1,075,728
Seadrill Ltd.
(a) (b)
...................... 354,500 9,305,625
Select Water Solutions, Inc. , Class A ........ 812,461 7,019,663
TETRA Technologies, Inc.
(a)
.............. 1,129,684 3,795,738
Tidewater, Inc.
(a)
..................... 23,984 1,106,382
Transocean Ltd.
(a) (b)
................... 6,669,336 17,273,580
Valaris Ltd.
(a) (b)
....................... 569,426 23,978,529
215,973,624
Entertainment — 0.4%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 3,870,419 11,998,299
CuriosityStream, Inc. , Class A ............ 22,920 129,039
Eventbrite, Inc. , Class A
(a) (b)
.............. 661,916 1,740,839
Gaia, Inc. , Class A
(a)
................... 151,484 665,015
Lionsgate Studios Corp.
(a)
............... 1,721,082 9,999,486
LiveOne, Inc.
(a)
...................... 7,272 5,490
Marcus Corp. (The) ................... 213,480 3,599,273
Playstudios, Inc. , Class A
(a)
.............. 774,362 1,014,414
Playtika Holding Corp. ................. 383,303 1,813,023

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Reservoir Media, Inc.
(a) (b)
................ 156,380 $ 1,199,435
Sphere Entertainment Co. , Class A
(a) (b)
....... 247,257 10,335,343
Starz Entertainment Corp. ............... 113,727 1,827,593
Vivid Seats, Inc. , Class A
(a)
.............. 201,828 341,089
44,668,338
Financial Services — 3.3%
Acacia Research Corp.
(a) (b)
............... 314,334 1,125,316
Alerus Financial Corp. ................. 200,243 4,333,259
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 261,490 10,538,047
Better Home & Finance Holding Co.
(a)
....... 43,658 540,923
Burford Capital Ltd. ................... 622,111 8,871,303
Cannae Holdings, Inc. ................. 517,585 10,791,647
Cass Information Systems, Inc. ........... 17,715 769,717
Compass Diversified Holdings ............ 595,829 3,741,806
Enact Holdings, Inc. ................... 257,467 9,564,899
Essent Group Ltd. .................... 887,187 53,878,867
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 7,597 1,475,945
Finance of America Cos., Inc. , Class A
(a)
..... 39,462 920,254
Flywire Corp.
(a)
...................... 99,950 1,169,415
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 1,092,352 29,340,575
Jackson Financial, Inc. , Class A ........... 632,823 56,188,354
loanDepot, Inc. , Class A
(a)
............... 725,896 921,888
Marqeta, Inc. , Class A
(a) (b)
............... 1,875,086 10,931,751
Merchants Bancorp ................... 230,658 7,627,860
Mr Cooper Group, Inc.
(a)
................ 15,076 2,249,490
NewtekOne, Inc. ..................... 218,890 2,469,079
NMI Holdings, Inc. , Class A
(a)
............. 697,759 29,438,452
Onity Group, Inc.
(a)
.................... 59,828 2,283,635
Pagseguro Digital Ltd. , Class A ........... 599,950 5,783,518
Paysafe Ltd.
(a) (b)
...................... 297,028 3,748,493
PennyMac Financial Services, Inc. ......... 261,187 26,024,673
Radian Group, Inc. .................... 1,262,161 45,463,039
Repay Holdings Corp. , Class A
(a)
.......... 692,143 3,336,129
Security National Financial Corp. , Class A
(a)
... 120,903 1,190,895
Sezzle, Inc.
(a) (b)
...................... 11,599 2,079,121
SWK Holdings Corp. .................. 27,110 399,601
Triller Group, Inc.
(a)
.................... 825,131 767,784
Velocity Financial, Inc.
(a)
................ 99,585 1,846,306
Walker & Dunlop, Inc. .................. 294,786 20,776,517
Waterstone Financial, Inc. ............... 148,437 2,049,915
362,638,473
Food Products — 0.6%
Alico, Inc. .......................... 47,497 1,552,202
B&G Foods, Inc. ..................... 693,710 2,934,393
Beyond Meat, Inc.
(a) (b)
.................. 599,991 2,093,969
Calavo Growers, Inc. .................. 13,161 349,951
Dole plc ........................... 589,982 8,253,848
Fresh Del Monte Produce, Inc. ............ 300,940 9,756,475
Hain Celestial Group, Inc. (The)
(a)
.......... 807,168 1,226,895
John B Sanfilippo & Son, Inc. ............. 28,206 1,783,747
Limoneira Co. ....................... 151,138 2,365,310
Mission Produce, Inc.
(a) (b)
................ 428,807 5,025,618
Seneca Foods Corp. , Class A
(a)
........... 41,790 4,238,760
Simply Good Foods Co. (The)
(a)
........... 298,595 9,432,616
TreeHouse Foods, Inc.
(a)
................ 447,124 8,683,148
Utz Brands, Inc. , Class A ................ 643,859 8,080,431
WK Kellogg Co. ...................... 42,510 677,609
66,454,972
Security
Shares
Shares Value
Gas Utilities — 2.2%
Brookfield Infrastructure Corp. , Class A
(b)
..... 1,075,349 $ 44,734,518
Chesapeake Utilities Corp. .............. 135,183 16,251,700
New Jersey Resources Corp. ............. 901,896 40,422,979
Northwest Natural Holding Co. ............ 359,977 14,298,286
ONE Gas, Inc. ....................... 534,650 38,419,949
RGC Resources, Inc. .................. 72,505 1,622,662
Southwest Gas Holdings, Inc. ............ 577,953 42,993,924
Spire, Inc. .......................... 514,933 37,584,960
236,328,978
Ground Transportation — 0.6%
ArcBest Corp. ....................... 206,624 15,912,114
Covenant Logistics Group, Inc. , Class A ...... 117,971 2,844,281
Heartland Express, Inc. ................. 454,184 3,924,150
Marten Transport Ltd. .................. 518,736 6,738,381
PAMT Corp.
(a)
....................... 46,620 599,999
Proficient Auto Logistics, Inc.
(a) (b)
........... 209,871 1,523,664
RXO, Inc.
(a)
......................... 1,367,293 21,493,846
Universal Logistics Holdings, Inc. .......... 60,087 1,525,008
Werner Enterprises, Inc. ................ 454,395 12,432,247
66,993,690
Health Care Equipment & Supplies — 1.3%
Accuray, Inc.
(a)
....................... 65,003 89,054
AngioDynamics, Inc.
(a)
................. 268,927 2,667,756
Artivion, Inc.
(a)
....................... 63,344 1,969,998
Avanos Medical, Inc.
(a)
................. 402,698 4,929,023
Beta Bionics, Inc.
(a) (b)
.................. 14,179 206,446
CONMED Corp. ...................... 277,099 14,431,316
Embecta Corp. ...................... 463,129 4,487,720
Enovis Corp.
(a) (b)
...................... 511,810 16,050,362
Fractyl Health, Inc.
(a)
................... 8,239 13,347
ICU Medical, Inc.
(a)
.................... 53,630 7,087,204
Inmode Ltd.
(a)
....................... 26,177 377,996
Inogen, Inc.
(a)
....................... 212,587 1,494,487
Integra LifeSciences Holdings Corp.
(a)
....... 598,112 7,338,834
Kestra Medical Technologies Ltd.
(a)
......... 14,281 236,779
LivaNova plc
(a)
....................... 487,221 21,934,689
Lucid Diagnostics, Inc.
(a) (b)
............... 351,178 403,855
Merit Medical Systems, Inc.
(a)
............. 36,953 3,454,366
Neogen Corp.
(a)
...................... 1,945,605 9,299,992
Omnicell, Inc.
(a)
...................... 418,027 12,289,994
OraSure Technologies, Inc.
(a) (b)
............ 668,502 2,005,506
Orthofix Medical, Inc.
(a) (b)
................ 344,980 3,846,527
OrthoPediatrics Corp.
(a) (b)
................ 114,357 2,456,388
Outset Medical, Inc.
(a)
.................. 72,493 1,392,591
QuidelOrtho Corp.
(a)
................... 340,078 9,801,048
Semler Scientific, Inc.
(a) (b)
................ 62,183 2,408,969
STAAR Surgical Co.
(a)
.................. 62,665 1,051,519
Stereotaxis, Inc.
(a) (b)
................... 59,931 127,054
Tactile Systems Technology, Inc.
(a) (b)
........ 209,399 2,123,306
Utah Medical Products, Inc. .............. 26,042 1,482,311
Varex Imaging Corp.
(a)
................. 367,559 3,186,737
Zimvie, Inc.
(a)
........................ 241,461 2,257,660
140,902,834
Health Care Providers & Services — 1.4%
AdaptHealth Corp.
(a) (b)
.................. 822,528 7,756,439
Addus HomeCare Corp.
(a) (b)
.............. 83,237 9,588,070
AirSculpt Technologies, Inc.
(a) (b)
........... 29,471 142,345
AMN Healthcare Services, Inc.
(a)
........... 340,756 7,043,427
Ardent Health, Inc.
(a) (b)
.................. 191,854 2,620,726
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 151,323 791,419
Brookdale Senior Living, Inc.
(a) (b)
........... 231,216 1,609,263
Castle Biosciences, Inc.
(a)
............... 252,563 5,157,336
Community Health Systems, Inc.
(a) (b)
........ 418,981 1,424,535

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Concentra Group Holdings Parent, Inc. ...... 61,393 $ 1,262,854
Cross Country Healthcare, Inc.
(a)
.......... 283,325 3,697,391
DocGo, Inc.
(a) (b)
...................... 809,947 1,271,617
Enhabit, Inc.
(a)
....................... 440,627 4,247,644
Fulgent Genetics, Inc.
(a)
................ 186,418 3,705,990
Innovage Holding Corp.
(a) (b)
.............. 105,352 388,749
LifeStance Health Group, Inc.
(a) (b)
.......... 523,639 2,707,214
ModivCare, Inc.
(a)
..................... 10,525 32,838
Nano-X Imaging Ltd.
(a) (b)
................ 435,341 2,250,713
National HealthCare Corp. ............... 113,957 12,194,539
NeoGenomics, Inc.
(a)
.................. 1,040,992 7,609,652
OPKO Health, Inc.
(a) (b)
.................. 3,216,342 4,245,571
Owens & Minor, Inc.
(a) (b)
................. 670,426 6,100,877
PACS Group, Inc.
(a)
................... 27,006 348,918
Pediatrix Medical Group, Inc.
(a)
............ 767,011 11,006,608
Performant Healthcare, Inc.
(a)
............. 196,048 784,192
Premier, Inc. , Class A .................. 818,306 17,945,451
Quipt Home Medical Corp.
(a)
............. 35,275 63,142
RadNet, Inc.
(a)
....................... 109,739 6,245,246
SBC Medical Group Holdings, Inc.
(a) (b)
....... 46,074 213,783
Select Medical Holdings Corp. ............ 1,001,456 15,202,102
Sonida Senior Living, Inc.
(a) (b)
............. 18,759 468,037
Surgery Partners, Inc.
(a) (b)
............... 692,631 15,397,187
US Physical Therapy, Inc. ............... 52,625 4,115,275
157,639,150
Health Care REITs — 1.7%
American Healthcare REIT, Inc. ........... 918,029 33,728,386
CareTrust REIT, Inc. ................... 1,520,113 46,515,458
Community Healthcare Trust, Inc. .......... 243,364 4,047,143
Diversified Healthcare Trust .............. 1,963,130 7,028,005
Global Medical REIT, Inc. ............... 568,327 3,938,506
LTC Properties, Inc. ................... 407,910 14,117,765
National Health Investors, Inc. ............ 319,692 22,416,803
Sabra Health Care REIT, Inc. ............. 2,122,290 39,135,028
Sila Realty Trust, Inc. .................. 499,457 11,822,147
Universal Health Realty Income Trust ....... 15,336 612,980
183,362,221
Health Care Technology — 0.3%
Definitive Healthcare Corp. , Class A
(a) (b)
...... 315,191 1,229,245
Evolent Health, Inc. , Class A
(a)
............ 703,874 7,925,621
Health Catalyst, Inc.
(a)
.................. 601,283 2,266,837
HealthStream, Inc. .................... 125,888 3,483,321
LifeMD, Inc.
(a)
....................... 97,482 1,327,705
Teladoc Health, Inc.
(a) (b)
................. 1,290,520 11,240,429
Waystar Holding Corp.
(a) (b)
............... 124,074 5,070,904
32,544,062
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. .............. 2,015,130 23,516,567
Braemar Hotels & Resorts, Inc. ........... 568,315 1,392,372
Chatham Lodging Trust ................. 436,794 3,044,454
DiamondRock Hospitality Co. ............. 783,433 6,001,097
Pebblebrook Hotel Trust ................ 1,063,562 10,624,984
RLJ Lodging Trust .................... 1,340,270 9,757,166
Service Properties Trust ................ 1,456,362 3,480,705
Summit Hotel Properties, Inc. ............. 976,329 4,969,515
Sunstone Hotel Investors, Inc. ............ 1,603,595 13,919,205
Xenia Hotels & Resorts, Inc. ............. 777,801 9,776,958
86,483,023
Hotels, Restaurants & Leisure — 1.1%
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 6,250 1,826,312
BJ's Restaurants, Inc.
(a)
................. 73,816 3,292,194
Bloomin' Brands, Inc. .................. 279,705 2,408,260
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc. ....... 143,510 $ 8,765,591
Denny's Corp.
(a) (b)
..................... 411,924 1,688,888
Dine Brands Global, Inc. ................ 115,919 2,820,309
El Pollo Loco Holdings, Inc.
(a)
............. 236,254 2,601,157
Full House Resorts, Inc.
(a)
............... 36,762 134,549
Global Business Travel Group I
(a) (b)
......... 94,376 594,569
Golden Entertainment, Inc. .............. 173,640 5,110,225
International Game Technology plc ......... 998,308 15,783,249
Jack in the Box, Inc. ................... 26,435 461,555
Krispy Kreme, Inc. .................... 600,323 1,746,940
Marriott Vacations Worldwide Corp. ......... 285,992 20,680,082
Nathan's Famous, Inc. ................. 2,901 320,793
Papa John's International, Inc. ............ 265,979 13,017,012
PlayAGS, Inc.
(a)
...................... 24,592 307,154
Portillo's, Inc. , Class A
(a)
................ 501,833 5,856,391
Potbelly Corp.
(a)
...................... 24,146 295,789
Pursuit Attractions & Hospitality, Inc.
(a)
....... 177,209 5,108,935
RCI Hospitality Holdings, Inc.
(b)
............ 34,735 1,324,098
Red Rock Resorts, Inc. , Class A ........... 195,012 10,146,474
Sabre Corp.
(a)
....................... 2,379,105 7,517,972
Serve Robotics, Inc.
(a) (b)
................. 34,496 394,634
Six Flags Entertainment Corp.
(a) (b)
.......... 171,725 5,225,592
Target Hospitality Corp.
(a)
............... 285,707 2,034,234
United Parks & Resorts, Inc.
(a) (b)
........... 16,205 764,066
120,227,024
Household Durables — 2.5%
Bassett Furniture Industries, Inc. .......... 72,463 1,101,438
Beazer Homes USA, Inc.
(a) (b)
............. 256,325 5,733,990
Century Communities, Inc. .............. 238,675 13,442,176
Cricut, Inc. , Class A ................... 409,344 2,771,259
Dream Finders Homes, Inc. , Class A
(a)
....... 204,172 5,130,842
Ethan Allen Interiors, Inc. ............... 206,525 5,751,721
Flexsteel Industries, Inc. ................ 32,840 1,183,225
GoPro, Inc. , Class A
(a)
.................. 34,817 26,367
Green Brick Partners, Inc.
(a)
.............. 185,391 11,657,386
Hamilton Beach Brands Holding Co. , Class A .. 72,144 1,290,656
Helen of Troy Ltd.
(a)
................... 202,758 5,754,272
Hooker Furnishings Corp. ............... 11,909 125,997
Hovnanian Enterprises, Inc. , Class A
(a)
....... 43,362 4,533,497
KB Home .......................... 624,475 33,078,441
La-Z-Boy, Inc. ....................... 371,564 13,811,034
Legacy Housing Corp.
(a) (b)
............... 76,758 1,739,336
Leggett & Platt, Inc. ................... 1,186,200 10,580,904
LGI Homes, Inc.
(a) (b)
................... 184,924 9,527,284
Lovesac Co. (The)
(a) (b)
.................. 58,514 1,064,955
M/I Homes, Inc.
(a)
..................... 236,429 26,508,420
Meritage Homes Corp. ................. 635,116 42,533,719
Purple Innovation, Inc.
(a)
................ 131,088 95,589
Sonos, Inc.
(a)
........................ 86,431 934,319
Taylor Morrison Home Corp.
(a)
............ 880,206 54,062,253
Traeger, Inc.
(a)
....................... 301,663 515,844
TRI Pointe Homes, Inc.
(a) (b)
.............. 798,867 25,523,801
278,478,725
Household Products — 0.3%
Central Garden & Pet Co.
(a)
.............. 82,583 2,905,270
Central Garden & Pet Co. , Class A, NVS
(a)
.... 463,200 14,493,528
Energizer Holdings, Inc. ................ 127,051 2,561,348
Oil-Dri Corp. of America ................ 18,279 1,078,278
Spectrum Brands Holdings, Inc. ........... 229,462 12,161,486
33,199,910
Independent Power and Renewable Electricity Producers — 0.4%
Hallador Energy Co.
(a)
.................. 19,032 301,277
Montauk Renewables, Inc.
(a)
............. 470,765 1,045,098

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Ormat Technologies, Inc. ................ 545,108 $ 45,658,246
47,004,621
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
........ 137,820 4,299,984
Industrial REITs — 0.9%
Industrial Logistics Properties Trust ......... 475,552 2,163,762
Innovative Industrial Properties, Inc. ........ 250,745 13,846,139
LXP Industrial Trust ................... 2,611,078 21,567,504
Plymouth Industrial REIT, Inc. ............ 366,135 5,880,128
Terreno Realty Corp. .................. 912,939 51,188,490
94,646,023
Insurance — 2.4%
Ambac Financial Group, Inc.
(a)
............ 422,319 2,998,465
American Coastal Insurance Corp. ......... 120,906 1,344,475
AMERISAFE, Inc. .................... 80,461 3,518,559
Citizens, Inc. , Class A
(a) (b)
............... 402,034 1,403,099
CNO Financial Group, Inc. ............... 885,241 34,152,598
Donegal Group, Inc. , Class A ............. 145,337 2,910,373
eHealth, Inc.
(a)
....................... 255,856 1,112,974
Employers Holdings, Inc. ................ 213,272 10,062,173
Enstar Group Ltd.
(a)
................... 106,295 35,753,386
F&G Annuities & Life, Inc. ............... 177,548 5,677,985
Fidelis Insurance Holdings Ltd. ............ 530,100 8,789,058
Genworth Financial, Inc. , Class A
(a)
......... 3,648,496 28,385,299
GoHealth, Inc. , Class A
(a)
................ 37,718 209,335
Goosehead Insurance, Inc. , Class A ........ 44,176 4,661,010
Greenlight Capital Re Ltd. , Class A
(a)
........ 240,094 3,450,151
Hamilton Insurance Group Ltd. , Class B
(a)
.... 400,092 8,649,989
Heritage Insurance Holdings, Inc.
(a) (b)
........ 44,855 1,118,684
Hippo Holdings, Inc.
(a)
.................. 73,432 2,050,956
Horace Mann Educators Corp. ............ 377,954 16,240,683
Investors Title Co. .................... 10,602 2,240,203
James River Group Holdings Ltd. .......... 328,656 1,925,924
Kestrel Group Ltd. .................... 38,380 1,017,838
MBIA, Inc.
(a)
........................ 396,749 1,721,891
Mercury General Corp. ................. 241,031 16,231,027
NI Holdings, Inc.
(a)
.................... 65,807 838,381
ProAssurance Corp.
(a)
.................. 450,527 10,285,531
Safety Insurance Group, Inc. ............. 132,607 10,527,670
Selective Insurance Group, Inc. ........... 63,964 5,542,481
Selectquote, Inc.
(a)
.................... 346,010 823,504
SiriusPoint Ltd.
(a)
..................... 679,229 13,849,479
Stewart Information Services Corp. ......... 248,935 16,205,668
Tiptree, Inc. ........................ 149,265 3,519,669
United Fire Group, Inc. ................. 189,015 5,424,730
Universal Insurance Holdings, Inc. ......... 174,302 4,833,394
267,476,642
Interactive Media & Services — 0.5%
Angi, Inc.
(a)
......................... 385,184 5,877,908
Bumble, Inc. , Class A
(a) (b)
................ 574,451 3,785,632
Cars.com, Inc.
(a) (b)
.................... 517,099 6,127,623
Getty Images Holdings, Inc. , Class A
(a)
....... 978,969 1,625,089
Nextdoor Holdings, Inc. , Class A
(a)
......... 1,882,344 3,124,691
Rumble, Inc. , Class A
(a) (b)
................ 536,694 4,819,512
Shutterstock, Inc. ..................... 213,173 4,041,760
Teads Holding Co.
(a) (b)
.................. 344,738 854,950
TripAdvisor, Inc.
(a) (b)
................... 537,112 7,009,312
TrueCar, Inc.
(a)
....................... 760,727 1,445,381
Vimeo, Inc.
(a) (b)
....................... 813,238 3,285,481
Webtoon Entertainment, Inc.
(a) (b)
........... 159,609 1,449,250
Security
Shares
Shares Value
Interactive Media & Services (continued)
Ziff Davis, Inc.
(a) (b)
..................... 378,482 $ 11,456,650
54,903,239
IT Services — 0.5%
Applied Digital Corp.
(a) (b)
................ 378,589 3,812,391
ASGN, Inc.
(a)
........................ 382,836 19,115,002
BigBear.ai Holdings, Inc.
(a) (b)
.............. 1,971,384 13,385,697
Fastly, Inc. , Class A
(a)
.................. 1,218,423 8,602,066
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 111,045 1,282,570
Hackett Group, Inc. (The) ............... 21,832 554,970
Information Services Group, Inc. ........... 200,942 964,522
Rackspace Technology, Inc.
(a)
............ 590,387 755,695
Tucows, Inc. , Class A
(a) (b)
................ 50,816 1,001,583
Unisys Corp.
(a)
....................... 120,544 546,064
50,020,560
Leisure Products — 0.6%
American Outdoor Brands, Inc.
(a) (b)
......... 89,219 932,338
Clarus Corp. ........................ 272,462 945,443
Escalade, Inc. ....................... 82,248 1,149,827
Funko, Inc. , Class A
(a)
.................. 309,080 1,471,221
JAKKS Pacific, Inc. ................... 79,599 1,654,067
Johnson Outdoors, Inc. , Class A ........... 47,363 1,433,678
Latham Group, Inc.
(a)
.................. 48,015 306,336
Malibu Boats, Inc. , Class A
(a) (b)
............ 174,040 5,454,414
Marine Products Corp. ................. 34,218 291,195
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 143,720 2,670,318
Outdoor Holding Co.
(a) (b)
................ 838,242 1,072,950
Peloton Interactive, Inc. , Class A
(a) (b)
........ 2,124,534 14,744,266
Polaris, Inc. ......................... 476,924 19,386,961
Smith & Wesson Brands, Inc. ............. 390,661 3,390,937
Sturm Ruger & Co., Inc. ................ 93,096 3,342,146
Topgolf Callaway Brands Corp.
(a)
.......... 1,174,058 9,451,167
67,697,264
Life Sciences Tools & Services — 0.4%
(a)
10X Genomics, Inc. , Class A ............. 692,449 8,018,559
Azenta, Inc.
(b)
....................... 322,446 9,924,888
Codexis, Inc.
(b)
....................... 133,456 325,633
CryoPort, Inc.
(b)
...................... 338,227 2,523,173
Cytek Biosciences, Inc. ................. 1,045,970 3,556,298
Fortrea Holdings, Inc. .................. 812,148 4,012,011
Harvard Bioscience, Inc. ................ 57,428 25,487
Lifecore Biomedical, Inc.
(b)
............... 68,431 555,660
Maravai LifeSciences Holdings, Inc. , Class A .. 1,085,202 2,615,337
MaxCyte, Inc.
(b)
...................... 934,780 2,037,820
Nautilus Biotechnology, Inc. .............. 69,163 50,136
OmniAb, Inc.
(b)
....................... 759,958 1,322,327
OmniAb, Inc., 12.50 Earnout Shares
(c)
....... 52,020 1
OmniAb, Inc., 15.00 Earnout Shares
(c)
....... 52,020 1
Pacific Biosciences of California, Inc.
(b)
...... 2,456,641 3,046,235
Personalis, Inc. ...................... 354,479 2,325,382
Quanterix Corp.
(b)
..................... 327,289 2,176,472
Quantum-Si, Inc. , Class A
(b)
.............. 1,254,019 2,457,877
Standard BioTools, Inc.
(b)
................ 2,661,240 3,193,488
48,166,785
Machinery — 2.6%
3D Systems Corp.
(a) (b)
.................. 1,201,897 1,850,921
AirJoule Technologies Corp.
(a)
............ 173,141 801,643
Alamo Group, Inc. .................... 63,775 13,927,185
Albany International Corp. , Class A ......... 187,120 13,122,726
Astec Industries, Inc. .................. 204,154 8,511,180
Atmus Filtration Technologies, Inc. ......... 71,566 2,606,434
Columbus McKinnon Corp. .............. 252,135 3,850,101
Douglas Dynamics, Inc. ................ 31,553 929,867

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Eastern Co. (The) .................... 51,094 $ 1,165,965
Enpro, Inc. ......................... 164,459 31,502,121
Gencor Industries, Inc.
(a)
................ 91,988 1,287,832
Greenbrier Cos., Inc. (The) .............. 274,978 12,662,737
Helios Technologies, Inc. ................ 295,022 9,844,884
Hillenbrand, Inc. ..................... 628,074 12,605,445
Hillman Solutions Corp.
(a) (b)
.............. 1,761,624 12,577,995
Hyster-Yale, Inc. , Class A ............... 104,399 4,152,992
JBT Marel Corp. ..................... 241,607 29,055,658
Kennametal, Inc. ..................... 692,558 15,901,132
L B Foster Co. , Class A
(a) (b)
.............. 90,887 1,987,699
Luxfer Holdings plc ................... 234,960 2,861,813
Manitowoc Co., Inc. (The)
(a) (b)
............. 304,618 3,661,508
Mayville Engineering Co., Inc.
(a) (b)
.......... 114,435 1,826,383
Microvast Holdings, Inc.
(a) (b)
.............. 641,252 2,327,745
Miller Industries, Inc. .................. 98,341 4,372,241
Palladyne AI Corp.
(a) (b)
.................. 226,980 1,965,647
Park-Ohio Holdings Corp. ............... 85,446 1,526,066
Proto Labs, Inc.
(a)
..................... 211,607 8,472,744
Shyft Group, Inc. (The) ................. 279,147 3,500,503
Standex International Corp. .............. 19,476 3,047,604
Tennant Co. ........................ 167,135 12,949,620
Terex Corp. ......................... 581,840 27,166,110
Titan International, Inc.
(a) (b)
............... 451,784 4,639,822
Trinity Industries, Inc. .................. 391,418 10,572,200
Wabash National Corp. ................. 374,718 3,983,252
Worthington Enterprises, Inc. ............. 191,781 12,204,943
283,422,718
Marine Transportation — 0.5%
Costamare Bulkers Holdings Ltd.
(a)
......... 70,318 609,657
Costamare, Inc. ...................... 393,730 3,586,880
Genco Shipping & Trading Ltd. ............ 349,830 4,572,278
Golden Ocean Group Ltd. ............... 909,442 6,657,116
Himalaya Shipping Ltd.
(b)
................ 247,673 1,429,073
Matson, Inc. ........................ 290,464 32,343,166
Pangaea Logistics Solutions Ltd. .......... 318,585 1,497,350
Safe Bulkers, Inc. .................... 554,220 2,000,734
52,696,254
Media — 1.0%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 939,340 1,239,929
Altice USA, Inc. , Class A
(a) (b)
.............. 1,974,236 4,224,865
AMC Networks, Inc. , Class A
(a)
............ 280,278 1,757,343
Boston Omaha Corp. , Class A
(a) (b)
.......... 197,070 2,766,863
Cable One, Inc. ...................... 45,851 6,227,024
EchoStar Corp. , Class A
(a) (b)
.............. 1,210,391 33,527,831
Entravision Communications Corp. , Class A ... 448,324 1,040,112
EW Scripps Co. (The) , Class A
(a)
.......... 573,450 1,685,943
Gannett Co., Inc.
(a) (b)
................... 126,587 453,181
Gray Media, Inc. ..................... 779,873 3,532,825
iHeartMedia, Inc. , Class A
(a) (b)
............. 1,060,156 1,865,874
Integral Ad Science Holding Corp.
(a) (b)
....... 581,964 4,836,121
John Wiley & Sons, Inc. , Class A .......... 21,333 952,092
National CineMedia, Inc.
(b)
............... 619,439 3,001,182
Newsmax, Inc.
(a)
..................... 67,541 1,021,895
Nexxen International Ltd.
(a) (b)
............. 313,974 3,268,469
PubMatic, Inc. , Class A
(a)
................ 371,118 4,616,708
Scholastic Corp. ..................... 192,905 4,047,147
Sinclair, Inc. , Class A .................. 343,504 4,747,225
TechTarget, Inc.
(a)
..................... 212,969 1,654,769
TEGNA, Inc. ........................ 1,435,549 24,059,801
WideOpenWest, Inc.
(a) (b)
................ 444,343 1,804,033
112,331,232
Security
Shares
Shares Value
Metals & Mining — 2.2%
Alpha Metallurgical Resources, Inc.
(a)
....... 73,043 $ 8,215,877
American Battery Technology Co.
(a) (b)
........ 340,856 552,187
Ascent Industries Co.
(a) (b)
................ 70,727 891,867
Caledonia Mining Corp. plc .............. 144,347 2,788,784
Coeur Mining, Inc.
(a)
................... 2,860,711 25,345,899
Commercial Metals Co. ................. 1,012,177 49,505,577
Compass Minerals International, Inc.
(a)
....... 73,285 1,472,296
Constellium SE , Class A
(a)
............... 807,017 10,733,326
Critical Metals Corp.
(a)
.................. 179,746 643,491
Ferroglobe plc ....................... 1,062,867 3,900,722
Friedman Industries, Inc. ................ 55,902 925,737
Hecla Mining Co.
(b)
.................... 4,091,768 24,509,690
i-80 Gold Corp.
(a) (b)
.................... 144,316 86,359
Ivanhoe Electric, Inc.
(a) (b)
................ 111,171 1,008,321
Kaiser Aluminum Corp. ................. 68,293 5,456,611
MAC Copper Ltd. , Class A
(a) (b)
............ 634,607 7,672,399
Materion Corp. ...................... 149,916 11,898,833
Metallus, Inc.
(a)
...................... 326,395 5,029,747
Novagold Resources, Inc.
(a)
.............. 153,273 626,887
Olympic Steel, Inc. .................... 88,329 2,878,642
Piedmont Lithium, Inc.
(a) (b)
............... 12,849 74,781
Radius Recycling, Inc. , Class A ........... 247,006 7,333,608
Ryerson Holding Corp. ................. 243,854 5,259,931
SSR Mining, Inc.
(a)
.................... 1,820,276 23,190,316
SunCoke Energy, Inc. .................. 760,653 6,534,009
Tredegar Corp.
(a)
..................... 229,663 2,021,034
Warrior Met Coal, Inc. .................. 466,128 21,362,646
Worthington Steel, Inc. ................. 294,116 8,773,480
238,693,057
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
ACRES Commercial Realty Corp.
(a)
......... 47,778 857,137
Advanced Flower Capital, Inc. ............ 163,240 731,315
AG Mortgage Investment Trust, Inc. ........ 248,008 1,872,460
Angel Oak Mortgage REIT, Inc. ........... 58,853 554,395
Apollo Commercial Real Estate Finance, Inc. .. 628,373 6,082,651
Arbor Realty Trust, Inc.
(b)
................ 1,636,892 17,514,744
Ares Commercial Real Estate Corp. ........ 468,263 2,233,615
ARMOUR Residential REIT, Inc. ........... 740,133 12,441,636
Blackstone Mortgage Trust, Inc. , Class A ..... 1,452,605 27,962,646
BrightSpire Capital, Inc. , Class A .......... 1,151,556 5,815,358
Chicago Atlantic Real Estate Finance, Inc. .... 154,819 2,161,273
Chimera Investment Corp. ............... 711,966 9,874,968
Claros Mortgage Trust, Inc. .............. 820,702 2,339,001
Dynex Capital, Inc. .................... 946,685 11,568,491
Ellington Financial, Inc. ................. 829,652 10,777,179
Franklin BSP Realty Trust, Inc. ............ 732,359 7,828,918
Invesco Mortgage Capital, Inc. ............ 586,349 4,596,976
KKR Real Estate Finance Trust, Inc. ........ 507,891 4,454,204
Ladder Capital Corp. , Class A ............ 1,026,214 11,031,801
Lument Finance Trust, Inc. .............. 405,720 896,641
MFA Financial, Inc. .................... 920,202 8,705,111
New York Mortgage Trust, Inc. ............ 794,288 5,321,730
Nexpoint Real Estate Finance, Inc. ......... 73,619 1,015,206
Orchid Island Capital, Inc. ............... 958,836 6,721,440
PennyMac Mortgage Investment Trust ....... 777,425 9,997,686
Ready Capital Corp.
(b)
.................. 1,482,091 6,476,738
Redwood Trust, Inc. ................... 1,181,300 6,981,483
Rithm Property Trust, Inc. ............... 374,446 1,011,004
Seven Hills Realty Trust ................ 129,489 1,562,932
Sunrise Realty Trust, Inc. ............... 101,818 1,079,271
TPG RE Finance Trust, Inc. .............. 609,381 4,704,421
Two Harbors Investment Corp. ............ 450,987 4,857,130
200,029,561

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities — 0.9%
Avista Corp. ........................ 719,242 $ 27,295,234
Black Hills Corp. ..................... 648,935 36,405,253
Northwestern Energy Group, Inc. .......... 551,016 28,267,121
Unitil Corp. ......................... 143,314 7,473,825
99,441,433
Office REITs — 1.5%
Brandywine Realty Trust ................ 1,536,654 6,592,245
City Office REIT, Inc. .................. 368,989 1,970,401
COPT Defense Properties ............... 1,017,161 28,053,300
Douglas Emmett, Inc. .................. 1,342,671 20,193,772
Easterly Government Properties, Inc.
(b)
...... 354,621 7,872,586
Empire State Realty Trust, Inc. , Class A ...... 1,241,154 10,040,936
Franklin Street Properties Corp. ........... 675,231 1,107,379
Hudson Pacific Properties, Inc.
(a)
.......... 2,858,682 7,832,789
JBG SMITH Properties
(b)
................ 652,720 11,292,056
NET Lease Office Properties
(a)
............ 133,820 4,355,841
Paramount Group, Inc.
(a)
................ 1,679,449 10,244,639
Peakstone Realty Trust , Class E .......... 329,687 4,355,165
Piedmont Realty Trust, Inc. , Class A ........ 1,109,230 8,086,287
Postal Realty Trust, Inc. , Class A .......... 199,455 2,937,972
SL Green Realty Corp. ................. 641,383 39,701,608
164,636,976
Oil, Gas & Consumable Fuels — 4.8%
Aemetis, Inc.
(a)
....................... 12,518 31,045
Ardmore Shipping Corp. ................ 306,753 2,944,829
Berry Corp. ......................... 685,065 1,897,630
BKV Corp.
(a) (b)
....................... 148,979 3,593,373
California Resources Corp. .............. 583,642 26,654,930
Calumet, Inc.
(a)
...................... 490,909 7,734,271
Centrus Energy Corp. , Class A
(a) (b)
......... 29,552 5,413,335
Clean Energy Fuels Corp.
(a) (b)
............. 1,592,932 3,106,217
CNX Resources Corp.
(a) (b)
............... 1,271,380 42,820,078
Comstock Resources, Inc.
(a)
.............. 200,730 5,554,199
Core Natural Resources, Inc.
(b)
............ 309,368 21,575,324
Crescent Energy, Inc. , Class A ............ 1,591,098 13,683,443
DHT Holdings, Inc. .................... 1,137,388 12,295,164
Diversified Energy Co. plc
(d)
.............. 488,948 7,172,867
Dorian LPG Ltd. ...................... 330,564 8,059,150
Encore Energy Corp.
(a) (b)
................ 1,637,423 4,683,030
Energy Fuels, Inc.
(a) (b)
.................. 1,357,438 7,805,269
Epsilon Energy Ltd. ................... 156,781 1,157,044
Evolution Petroleum Corp. ............... 32,965 154,936
Excelerate Energy, Inc. , Class A ........... 204,771 6,003,886
FLEX LNG Ltd.
(b)
..................... 236,307 5,194,028
FutureFuel Corp. ..................... 233,918 907,602
Gevo, Inc.
(a) (b)
....................... 2,057,469 2,715,859
Golar LNG Ltd. ...................... 891,956 36,739,668
Granite Ridge Resources, Inc. ............ 480,742 3,062,327
Green Plains, Inc.
(a) (b)
.................. 572,818 3,454,093
HighPeak Energy, Inc.
(b)
................ 162,598 1,593,460
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 106,970 1,958,621
International Seaways, Inc. .............. 359,829 13,126,562
Kinetik Holdings, Inc. , Class A ............ 110,313 4,859,288
Kolibri Global Energy, Inc.
(a) (b)
............. 242,899 1,663,858
Kosmos Energy Ltd.
(a)
.................. 4,218,621 7,256,028
Magnolia Oil & Gas Corp. , Class A ......... 1,330,413 29,907,684
Murphy Oil Corp. ..................... 1,207,209 27,162,202
NACCO Industries, Inc. , Class A ........... 35,730 1,583,196
Navigator Holdings Ltd. ................. 290,727 4,113,787
New Fortress Energy, Inc. , Class A
(a) (b)
....... 1,504,139 4,993,741
NextNRG, Inc.
(a) (b)
.................... 106,616 295,326
Nordic American Tankers Ltd. ............ 1,831,731 4,817,453
Northern Oil & Gas, Inc. ................ 825,606 23,405,930
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc.
(a)
.............. 338,803 $ 8,988,444
PBF Energy, Inc. , Class A ............... 750,569 16,264,830
Peabody Energy Corp. ................. 1,088,176 14,603,322
Prairie Operating Co.
(a)
................. 192,037 575,151
PrimeEnergy Resources Corp.
(a)
........... 3,717 544,094
REX American Resources Corp.
(a)
......... 96,473 4,699,200
Riley Exploration Permian, Inc. ............ 95,431 2,503,155
SandRidge Energy, Inc. ................ 323,343 3,498,571
Scorpio Tankers, Inc. .................. 389,965 15,259,330
SFL Corp. Ltd. ....................... 1,082,317 9,015,701
Sitio Royalties Corp. , Class A ............. 706,580 12,986,940
SM Energy Co. ...................... 1,018,584 25,169,211
Summit Midstream Corp.
(a)
.............. 87,988 2,158,346
Talos Energy, Inc.
(a)
................... 1,070,706 9,079,587
Teekay Corp. Ltd. .................... 479,718 3,957,674
Teekay Tankers Ltd. , Class A ............. 215,801 9,003,218
Ur-Energy, Inc.
(a)
..................... 18,409 19,329
VAALCO Energy, Inc. .................. 843,712 3,045,800
Vital Energy, Inc.
(a)
.................... 265,055 4,264,735
Vitesse Energy, Inc. ................... 262,218 5,792,396
W&T Offshore, Inc. .................... 882,588 1,456,270
World Kinect Corp. .................... 430,011 12,190,812
526,226,849
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
............... 144,466 3,935,254
Magnera Corp.
(a)
..................... 295,980 3,575,439
Sylvamo Corp. ...................... 225,793 11,312,229
18,822,922
Passenger Airlines — 0.6%
(a)
Allegiant Travel Co. ................... 105,665 5,806,292
Blade Air Mobility, Inc. , Class A ............ 570,099 2,297,499
Frontier Group Holdings, Inc.
(b)
............ 244,194 886,424
JetBlue Airways Corp.
(b)
................ 2,886,648 12,210,521
SkyWest, Inc. ....................... 361,134 37,185,968
Spirit Aviation Holdings, Inc. .............. 135,277 675,032
Sun Country Airlines Holdings, Inc. ......... 200,371 2,354,359
61,416,095
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a)
......... 154,475 295,047
Edgewell Personal Care Co. ............. 421,635 9,870,475
Herbalife Ltd.
(a) (b)
..................... 233,819 2,015,520
Honest Co., Inc. (The)
(a)
................ 438,011 2,229,476
Medifast, Inc.
(a)
...................... 99,727 1,401,164
Nature's Sunshine Products, Inc.
(a) (b)
........ 96,995 1,434,556
Nu Skin Enterprises, Inc. , Class A .......... 435,960 3,483,321
Olaplex Holdings, Inc.
(a) (b)
............... 1,213,952 1,699,533
USANA Health Sciences, Inc.
(a) (b)
.......... 98,502 3,007,266
Waldencast plc , Class A
(a) (b)
.............. 376,505 922,437
26,358,795
Pharmaceuticals — 1.2%
Aardvark Therapeutics, Inc.
(a)
............. 16,632 224,865
Aclaris Therapeutics, Inc.
(a)
.............. 807,003 1,145,944
Alto Neuroscience, Inc.
(a)
................ 13,236 29,119
Alumis, Inc.
(a) (b)
...................... 431,358 1,294,074
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 170,332 1,377,986
Amphastar Pharmaceuticals, Inc.
(a)
......... 306,960 7,047,802
Amylyx Pharmaceuticals, Inc.
(a)
........... 127,611 817,986
Aquestive Therapeutics, Inc.
(a) (b)
........... 506,483 1,676,459
Arvinas, Inc.
(a)
....................... 524,071 3,857,163
Atea Pharmaceuticals, Inc.
(a)
............. 679,677 2,446,837
BioAge Labs, Inc.
(a) (b)
.................. 210,900 871,017
Biote Corp. , Class A
(a) (b)
................. 182,004 731,656

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Esperion Therapeutics, Inc.
(a) (b)
............ 1,194,627 $ 1,175,991
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 551,156 5,186,378
Fulcrum Therapeutics, Inc.
(a) (b)
............ 437,541 3,010,282
Indivior plc
(a)
........................ 144,882 2,135,561
Innoviva, Inc.
(a) (b)
..................... 68,292 1,371,986
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 150,565 17,116,229
Maze Therapeutics, Inc.
(a) (b)
.............. 73,488 901,698
MBX Biosciences, Inc.
(a) (b)
............... 134,176 1,530,948
Mind Medicine MindMed, Inc.
(a)
........... 460,529 2,988,833
Nektar Therapeutics
(a)
.................. 7,835 202,456
Nuvation Bio, Inc. , Class A
(a) (b)
............ 2,042,778 3,983,417
Omeros Corp.
(a) (b)
..................... 56,571 169,713
Pacira BioSciences, Inc.
(a) (b)
.............. 377,441 9,020,840
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 277,371 2,659,988
Pliant Therapeutics, Inc.
(a)
............... 113,867 132,086
Prestige Consumer Healthcare, Inc.
(a)
....... 361,091 28,833,116
Rapport Therapeutics, Inc.
(a) (b)
............ 156,092 1,774,766
Septerna, Inc.
(a) (b)
..................... 190,033 2,008,649
SIGA Technologies, Inc. ................ 75,329 491,145
Supernus Pharmaceuticals, Inc.
(a)
.......... 439,285 13,846,263
Telomir Pharmaceuticals, Inc.
(a)
........... 5,723 7,154
Terns Pharmaceuticals, Inc.
(a)
............. 642,839 2,397,789
Theravance Biopharma, Inc.
(a) (b)
........... 65,951 727,440
Third Harmonic Bio, Inc.
(a)
............... 223,311 1,212,579
Tvardi Therapeutics, Inc.
(a)
............... 26,757 624,241
Ventyx Biosciences, Inc.
(a)
............... 46,330 99,146
Veru, Inc.
(a)
......................... 21,552 12,539
WaVe Life Sciences Ltd.
(a) (b)
.............. 118,306 768,989
125,911,130
Professional Services — 1.0%
Acuren Corp.
(a) (b)
..................... 565,791 6,246,333
Alight, Inc. , Class A ................... 3,854,974 21,819,153
Asure Software, Inc.
(a) (b)
................. 213,603 2,084,765
Conduent, Inc.
(a)
..................... 1,407,870 3,716,777
CSG Systems International, Inc. ........... 26,474 1,729,017
First Advantage Corp.
(a) (b)
............... 224,030 3,721,138
Forrester Research, Inc.
(a)
............... 106,897 1,058,280
Franklin Covey Co.
(a)
.................. 13,587 310,055
Heidrick & Struggles International, Inc. ...... 182,185 8,336,786
HireQuest, Inc. ...................... 44,479 445,235
ICF International, Inc. .................. 163,341 13,836,616
Kelly Services, Inc. , Class A, NVS ......... 274,997 3,220,215
Kforce, Inc. ......................... 24,900 1,024,137
Korn Ferry ......................... 251,012 18,406,710
Mistras Group, Inc.
(a)
.................. 146,348 1,172,247
NV5 Global, Inc.
(a)
.................... 521,421 12,039,611
Resolute Holdings Management, Inc.
(a)
...... 23,235 740,499
Resources Connection, Inc. .............. 286,654 1,539,332
Skillsoft Corp. , Class A
(a) (b)
............... 39,641 633,067
TrueBlue, Inc.
(a)
...................... 268,960 1,742,861
TTEC Holdings, Inc.
(a)
.................. 179,110 861,519
Willdan Group, Inc.
(a)
.................. 39,313 2,457,456
107,141,809
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(a)
.......... 13,409 189,335
Anywhere Real Estate, Inc.
(a)
............. 938,326 3,396,740
Cushman & Wakefield plc
(a)
.............. 1,441,626 15,958,800
Douglas Elliman, Inc.
(a)
................. 651,948 1,512,519
Forestar Group, Inc.
(a)
.................. 172,470 3,449,400
FRP Holdings, Inc.
(a)
................... 103,880 2,793,333
Kennedy-Wilson Holdings, Inc. ............ 1,091,960 7,425,328
Logistic Properties of The Americas
(a)
....... 26,139 178,529
Marcus & Millichap, Inc. ................ 214,548 6,588,769
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 5,943 $ 108,103
Newmark Group, Inc. , Class A ............ 1,216,495 14,780,414
Offerpad Solutions, Inc. , Class A
(a) (b)
........ 17,033 15,500
RE/MAX Holdings, Inc. , Class A
(a)
.......... 170,431 1,394,126
RMR Group, Inc. (The) , Class A ........... 139,700 2,284,095
Seaport Entertainment Group, Inc.
(a)
........ 66,360 1,237,614
Star Holdings
(a)
...................... 23,724 185,285
Stratus Properties, Inc.
(a)
................ 48,555 916,719
Tejon Ranch Co.
(a) (b)
................... 184,990 3,137,430
Transcontinental Realty Investors, Inc.
(a)
..... 14,328 610,516
66,162,555
Residential REITs — 0.7%
Apartment Investment & Management Co. , Class
A ............................. 494,829 4,280,271
BRT Apartments Corp. ................. 103,648 1,621,055
Centerspace ........................ 151,661 9,128,476
Clipper Realty, Inc. .................... 114,517 420,277
Elme Communities .................... 785,126 12,483,503
Independence Realty Trust, Inc. ........... 2,075,821 36,721,273
NexPoint Residential Trust, Inc. ........... 136,852 4,559,909
Veris Residential, Inc. .................. 706,976 10,526,873
79,741,637
Retail REITs — 2.1%
Acadia Realty Trust ................... 1,177,936 21,874,272
CBL & Associates Properties, Inc. .......... 39,433 1,001,204
Curbline Properties Corp. ............... 870,680 19,877,624
FrontView REIT, Inc. ................... 157,291 1,887,492
Getty Realty Corp. .................... 465,454 12,865,149
InvenTrust Properties Corp. .............. 698,086 19,127,556
Kite Realty Group Trust ................. 1,971,427 44,652,822
Macerich Co. (The) ................... 2,267,014 36,680,287
NETSTREIT Corp. .................... 558,037 9,447,566
Phillips Edison & Co., Inc. ............... 927,889 32,503,952
Saul Centers, Inc. .................... 10,864 370,897
SITE Centers Corp. ................... 446,497 5,049,881
Tanger, Inc. ......................... 95,106 2,908,341
Urban Edge Properties ................. 1,131,670 21,116,962
Whitestone REIT ..................... 401,309 5,008,336
234,372,341
Semiconductors & Semiconductor Equipment — 1.5%
ACM Research, Inc. , Class A
(a) (b)
........... 449,352 11,638,217
Aehr Test Systems
(a)
................... 50,039 647,004
Aeluma, Inc.
(a) (b)
...................... 56,264 921,042
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 220,045 5,646,355
Axcelis Technologies, Inc.
(a)
.............. 266,638 18,582,002
CEVA, Inc.
(a)
........................ 30,048 660,455
Cohu, Inc.
(a)
........................ 409,424 7,877,318
Diodes, Inc.
(a)
....................... 409,543 21,660,729
Everspin Technologies, Inc.
(a)
............. 8,299 52,201
FormFactor, Inc.
(a)
.................... 174,951 6,020,064
Ichor Holdings Ltd.
(a)
................... 302,378 5,938,704
indie Semiconductor, Inc. , Class A
(a) (b)
....... 1,062,373 3,782,048
Kulicke & Soffa Industries, Inc. ............ 193,883 6,708,352
MaxLinear, Inc.
(a)
..................... 631,903 8,979,342
Navitas Semiconductor Corp.
(a) (b)
.......... 998,367 6,539,304
Penguin Solutions, Inc.
(a) (b)
............... 474,237 9,394,635
Photronics, Inc.
(a)
..................... 546,726 10,294,850
Synaptics, Inc.
(a)
..................... 318,236 20,628,057
Ultra Clean Holdings, Inc.
(a) (b)
............. 369,656 8,343,136
Veeco Instruments, Inc.
(a)
............... 508,759 10,337,983
Wolfspeed, Inc.
(a)
..................... 1,384,602 552,179
165,203,977

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software — 2.2%
8x8, Inc.
(a)
.......................... 1,159,454 $ 2,272,530
A10 Networks, Inc. .................... 98,930 1,914,295
Adeia, Inc. ......................... 119,723 1,692,883
Airship AI Holdings, Inc.
(a)
............... 37,776 222,501
Arteris, Inc.
(a)
........................ 227,519 2,168,256
Bit Digital, Inc.
(a) (b)
..................... 1,613,039 3,532,555
Blackbaud, Inc.
(a)
..................... 66,565 4,274,139
Box, Inc. , Class A
(a)
................... 278,462 9,515,047
Cerence, Inc.
(a) (b)
..................... 267,819 2,734,432
Cipher Mining, Inc.
(a) (b)
.................. 2,358,057 11,271,512
Cleanspark, Inc.
(a)
.................... 2,478,603 27,338,991
Consensus Cloud Solutions, Inc.
(a)
......... 172,638 3,981,032
Core Scientific, Inc.
(a) (b)
................. 413,591 7,059,998
CS Disco, Inc.
(a) (b)
..................... 90,823 396,897
Daily Journal Corp.
(a) (b)
................. 2,508 1,059,003
Digital Turbine, Inc.
(a) (b)
................. 316,241 1,865,822
Domo, Inc. , Class B
(a)
.................. 40,936 571,876
E2open Parent Holdings, Inc. , Class A
(a) (b)
.... 1,627,168 5,255,753
eGain Corp.
(a)
....................... 51,143 319,644
Expensify, Inc. , Class A
(a)
............... 246,212 637,689
Hut 8 Corp.
(a) (b)
...................... 844,300 15,703,980
I3 Verticals, Inc. , Class A
(a) (b)
............. 193,317 5,312,351
MARA Holdings, Inc.
(a) (b)
................ 3,096,762 48,557,228
Mercurity Fintech Holding, Inc.
(a) (b)
.......... 265,023 1,020,339
Mitek Systems, Inc.
(a)
.................. 315,848 3,126,895
N-able, Inc.
(a)
........................ 641,228 5,193,947
NCR Voyix Corp.
(a) (b)
................... 1,237,241 14,512,837
Olo, Inc. , Class A
(a)
.................... 425,172 3,784,031
ON24, Inc.
(a)
........................ 332,900 1,807,647
OneSpan, Inc. ....................... 280,764 4,685,951
Porch Group, Inc.
(a)
................... 138,800 1,636,452
Rimini Street, Inc.
(a)
................... 406,121 1,531,076
Riot Platforms, Inc.
(a) (b)
................. 2,949,566 33,330,096
Roadzen, Inc.
(a)
...................... 67,376 66,028
Silvaco Group, Inc.
(a) (b)
................. 68,355 322,636
Telos Corp.
(a)
........................ 490,253 1,554,102
Terawulf, Inc.
(a) (b)
..................... 161,812 708,737
Verint Systems, Inc.
(a) (b)
................. 553,196 10,881,365
Xperi, Inc.
(a) (b)
....................... 393,185 3,110,093
244,930,646
Specialized REITs — 0.8%
Farmland Partners, Inc. ................ 391,100 4,501,561
Four Corners Property Trust, Inc. .......... 890,622 23,966,638
Gladstone Land Corp. ................. 307,963 3,131,984
PotlatchDeltic Corp. ................... 662,259 25,410,878
Safehold, Inc.
(b)
...................... 506,388 7,879,397
Smartstop Self Storage REIT, Inc. .......... 254,709 9,228,107
Uniti Group, Inc.
(a)
.................... 2,156,609 9,316,551
83,435,116
Specialty Retail — 3.0%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 194,784 958,337
Academy Sports & Outdoors, Inc.
(b)
......... 592,458 26,548,043
Advance Auto Parts, Inc. ................ 536,219 24,928,821
American Eagle Outfitters, Inc. ............ 1,445,421 13,904,950
America's Car-Mart, Inc.
(a) (b)
.............. 66,743 3,740,278
Arko Corp. ......................... 648,569 2,743,447
Asbury Automotive Group, Inc.
(a)
........... 175,327 41,822,503
BARK, Inc.
(a) (b)
....................... 292,074 256,879
Barnes & Noble Education, Inc.
(a)
.......... 133,096 1,566,540
Beyond, Inc.
(a) (b)
...................... 489,145 3,365,318
Buckle, Inc. (The) .................... 18,599 843,465
Caleres, Inc. ........................ 293,707 3,589,099
Citi Trends, Inc.
(a)
..................... 42,468 1,418,006
Security
Shares
Shares Value
Specialty Retail (continued)
Designer Brands, Inc. , Class A ............ 299,592 $ 713,029
EVgo, Inc. , Class A
(a) (b)
................. 982,124 3,584,753
Foot Locker, Inc.
(a)
.................... 765,606 18,757,347
Genesco, Inc.
(a) (b)
..................... 85,814 1,689,678
Group 1 Automotive, Inc. ................ 63,330 27,656,844
GrowGeneration Corp.
(a)
................ 98,196 91,823
Haverty Furniture Cos., Inc. .............. 128,839 2,621,874
J Jill, Inc. .......................... 65,116 953,298
Lands' End, Inc.
(a) (b)
................... 125,709 1,346,343
Leslie's, Inc.
(a)
....................... 59,018 24,782
MarineMax, Inc.
(a) (b)
................... 159,699 4,014,833
Monro, Inc. ......................... 266,596 3,974,946
National Vision Holdings, Inc.
(a)
........... 697,783 16,055,987
ODP Corp. (The)
(a) (b)
................... 258,627 4,688,907
OneWater Marine, Inc. , Class A
(a) (b)
......... 103,431 1,384,941
Petco Health & Wellness Co., Inc.
(a) (b)
....... 643,548 1,821,241
RealReal, Inc. (The)
(a) (b)
................. 630,398 3,019,606
Sally Beauty Holdings, Inc.
(a) (b)
............ 910,353 8,429,869
Shoe Carnival, Inc. .................... 161,814 3,027,540
Signet Jewelers Ltd. ................... 372,834 29,658,945
Sleep Number Corp.
(a) (b)
................ 194,837 1,316,124
Sonic Automotive, Inc. , Class A ........... 84,558 6,758,721
Stitch Fix, Inc. , Class A
(a) (b)
............... 887,965 3,285,470
Tile Shop Holdings, Inc.
(a) (b)
.............. 151,558 963,909
Tilly's, Inc. , Class A
(a)
.................. 25,265 34,866
Torrid Holdings, Inc.
(a)
.................. 210,560 621,152
Upbound Group, Inc. .................. 305,373 7,664,862
Urban Outfitters, Inc.
(a)
................. 367,402 26,651,341
Victoria's Secret & Co.
(a) (b)
............... 431,681 7,994,732
Winmark Corp. ...................... 26,487 10,001,756
Zumiez, Inc.
(a) (b)
...................... 135,876 1,801,716
326,296,921
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc. , Class A
(a)
............ 41,180 580,226
Corsair Gaming, Inc.
(a)
................. 414,982 3,913,280
Diebold Nixdorf, Inc.
(a) (b)
................. 13,526 749,340
Eastman Kodak Co.
(a) (b)
................. 565,276 3,193,810
Immersion Corp. ..................... 280,172 2,207,755
Turtle Beach Corp.
(a) (b)
.................. 57,803 799,416
Xerox Holdings Corp. .................. 1,050,599 5,536,657
16,980,484
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a)
.................. 1,041,171 18,428,727
Carter's, Inc. ........................ 316,596 9,539,037
G-III Apparel Group Ltd.
(a)
............... 349,171 7,821,430
Kontoor Brands, Inc. ................... 93,580 6,173,473
Lakeland Industries, Inc.
(b)
............... 81,429 1,108,249
Movado Group, Inc. ................... 136,422 2,080,435
Oxford Industries, Inc. ................. 125,677 5,058,499
Rocky Brands, Inc. .................... 62,763 1,392,711
Steven Madden Ltd. ................... 562,512 13,489,038
Superior Group of Cos., Inc. ............. 93,830 966,449
Vera Bradley, Inc.
(a)
................... 10,805 23,879
66,081,927
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 17,209 1,303,926
Universal Corp. ...................... 215,168 12,531,384
13,835,310
Trading Companies & Distributors — 1.6%
Alta Equipment Group, Inc. , Class A ........ 149,584 945,371
BlueLinx Holdings, Inc.
(a)
................ 72,720 5,408,914
Boise Cascade Co. ................... 340,520 29,563,946

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Custom Truck One Source, Inc.
(a) (b)
......... 535,917 $ 2,647,430
Distribution Solutions Group, Inc.
(a) (b)
........ 11,809 324,393
DNOW, Inc.
(a)
....................... 965,295 14,315,325
EVI Industries, Inc. .................... 45,018 982,743
GATX Corp. ........................ 295,714 45,409,842
GMS, Inc.
(a)
......................... 192,357 20,918,824
Hudson Technologies, Inc.
(a)
............. 347,559 2,822,179
McGrath RentCorp .................... 52,554 6,094,162
MRC Global, Inc.
(a) (b)
................... 761,810 10,444,415
NPK International, Inc.
(a) (b)
............... 741,008 6,305,978
Rush Enterprises, Inc. , Class A ........... 255,701 13,171,158
Rush Enterprises, Inc. , Class B ........... 37,520 1,969,050
Titan Machinery, Inc.
(a) (b)
................ 185,583 3,676,399
Transcat, Inc.
(a) (b)
..................... 40,366 3,469,861
Willis Lease Finance Corp. .............. 28,701 4,097,929
172,567,919
Water Utilities — 0.6%
American States Water Co. .............. 119,322 9,147,224
California Water Service Group ........... 534,303 24,300,100
Consolidated Water Co. Ltd. ............. 98,862 2,967,837
H2O America ....................... 285,249 14,824,391
Middlesex Water Co. .................. 135,928 7,364,579
Pure Cycle Corp.
(a)
.................... 173,347 1,858,280
York Water Co. (The) .................. 109,528 3,461,085
63,923,496
Wireless Telecommunication Services — 0.3%
Spok Holdings, Inc. ................... 181,103 3,201,901
Telephone & Data Systems, Inc. ........... 877,443 31,219,422
34,421,323
Total Common Stocks — 99 .6%
(Cost: $ 12,217,828,185 ) ............................ 10,913,799,930
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............. 19,180 9,206
Contra Chinook Therape, CVR ........... 381,225 60,996
Sanofi Aatd, Inc., CVR
(b)
................ 106,185 122,113
192,315
Total Rights — 0.0%
(Cost: $ 68,755 ) ................................. 192,315
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 11,820 24,172
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. ( Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/25 , Strike Price USD 133.70 )
(a)
..... 21,281 13,833
Total Warrants — 0.0%
(Cost: $ 1,746,784 ) ............................... 38,005
Total Long-Term Investments — 99.6%
(Cost: $ 12,219,643,724 ) ............................ 10,914,030,250
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(g)
................... 646,684,199 $ 646,942,872
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 47,513,193 47,513,193
Total Short-Term Securities — 6 .3%
(Cost: $ 694,081,357 ) .............................. 694,456,065
Total Investments — 105 .9%
(Cost: $ 12,913,725,081 ) ............................ 11,608,486,315
Liabilities in Excess of Other Assets — (5.9) % ............. (647,129,514)
Net Assets — 100.0% ...............................
$ 10,961,356,801
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 732,054,773 $ — $ (85,061,052)
(a)
$ 26,340 $ (77,189) $ 646,942,872 646,684,199 $ 2,390,284
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 18,993,843 28,519,350
(a)
— — — 47,513,193 47,513,193 237,574 —
$ 26,340 $ (77,189) $ 694,456,065 $ 2,627,858 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 329 09/19/25 $ 36,053 $ 342,314

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,913,799,926 $ — $ 4 $ 10,913,799,930
Rights ................................................ — — 192,315 192,315
Warrants .............................................. 13,833 24,172 — 38,005
Short-Term Securities
Money Market Funds ...................................... 694,456,065 — — 694,456,065
$ 11,608,269,824 $ 24,172 $ 192,319 $ 11,608,486,315
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 342,314 $ — $ — $ 342,314
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust